UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-173

DODGE & COX FUNDS

(Exact name of registrant as specified in charter)

555 California Street, 40th Floor

San Francisco, CA 94104

(Address of principal executive offices)

Thomas M. Mistele, Esq.

Secretary

555 California Street, 40th Floor

San Francisco, CA 94104

(Name and address of agent for service)

Registrant’s telephone number, including area code: 415-981-1710

Date of fiscal year end: December 31, 2011

Date of reporting period: March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

The following is the schedule of investments as of March 31, 2011 for the Dodge & Cox Funds, a Delaware statutory trust, consisting of five series: Dodge & Cox Stock Fund, Dodge & Cox Global Stock Fund, Dodge & Cox International Stock Fund, Dodge & Cox Balanced Fund and Dodge & Cox Income Fund.

DODGE & COX STOCK FUND
PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2011

COMMON STOCKS: 99.2%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 16.2%
CONSUMER DURABLES & APPAREL: 1.9%
Panasonic Corp. ADR(b) (Japan)	25,222,574	$317,552,207
Sony Corp. ADR(b) (Japan)	17,270,350	549,715,240

		867,267,447
MEDIA: 11.8%
Comcast Corp., Class A	67,267,697	1,662,857,470
DISH Network Corp., Class A(a)	9,701,670	236,332,681
Liberty Global, Inc., Series A(a)	753,210	31,190,426
Liberty Global, Inc., Series C(a)	1,083,053	43,311,290
McGraw-Hill Companies, Inc.	4,800,000	189,120,000
News Corp., Class A	72,938,026	1,280,791,737
Time Warner Cable, Inc.	9,641,110	687,796,787
Time Warner, Inc.	33,041,732	1,179,589,832

		5,310,990,223
RETAILING: 2.5%
CarMax, Inc.(a)	6,029,200	193,537,320
Home Depot, Inc.	14,576,870	540,218,803
Liberty Interactive, Series A(a)	21,584,675	346,218,187
Macy’s, Inc.	1,092,620	26,506,961

		1,106,481,271

		7,284,738,941
CONSUMER STAPLES: 2.4%
FOOD & STAPLES RETAILING: 2.1%
Wal-Mart Stores, Inc.	11,707,850	609,393,593
Walgreen Co.	8,965,995	359,895,039

		969,288,632
FOOD, BEVERAGE & TOBACCO: 0.3%
Diageo PLC ADR(b) (United Kingdom)	1,626,400	123,964,208

		1,093,252,840
ENERGY: 10.0%
Baker Hughes, Inc.	11,356,750	833,926,153
Chevron Corp.	8,358,080	897,908,534
Occidental Petroleum Corp.	10,861,100	1,134,876,339
Royal Dutch Shell PLC ADR(b) (United Kingdom)	2,312,564	169,372,187
Schlumberger, Ltd(b) (Curacao/United States)	15,646,212	1,459,165,731

		4,495,248,944
FINANCIALS: 17.4%
BANKS: 6.0%
BB&T Corp.	12,284,044	337,197,008
HSBC Holdings PLC ADR(b) (United Kingdom)	5,745,529	297,618,402
SunTrust Banks, Inc.	7,056,433	203,507,528
U.S. Bancorp	7,781,500	205,665,045
Wells Fargo & Co.	51,724,541	1,639,667,949

		2,683,655,932
DIVERSIFIED FINANCIALS: 9.0%
Bank of New York Mellon Corp.	32,220,824	962,436,013
Capital One Financial Corp.(c)	31,780,911	1,651,336,135
Charles Schwab Corp.	27,211,200	490,617,936
Credit Suisse Group AG ADR(b) (Switzerland)	3,748,000	159,589,840
Goldman Sachs Group, Inc.	1,458,700	231,160,189
Legg Mason, Inc.	4,425,500	159,716,295
SLM Corp.(a),(c)	24,810,182	379,595,785

		4,034,452,193
INSURANCE: 2.4%
AEGON NV(a),(b) (Netherlands)	55,934,972	419,512,290
Genworth Financial, Inc., Class A(a)	13,102,457	176,359,071
Loews Corp.	2,785,837	120,041,717
The Travelers Companies, Inc.	5,796,450	344,772,846

		1,060,685,924

		7,778,794,049

	SHARES	VALUE
HEALTH CARE: 19.0%
HEALTH CARE EQUIPMENT & SERVICES: 2.7%
Boston Scientific Corp.(a)	68,965,500	$495,861,945
CareFusion Corp.(a)	7,167,275	202,117,155
Covidien PLC(b) (Ireland)	4,825,091	250,615,226
Medtronic, Inc.	6,382,400	251,147,440

		1,199,741,766
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 16.3%
Amgen, Inc.(a)	18,590,700	993,672,915
Gilead Sciences, Inc.(a)	2,719,048	115,396,397
GlaxoSmithKline PLC ADR(b) (United Kingdom)	27,925,000	1,072,599,250
Merck & Co., Inc.	34,426,100	1,136,405,561
Novartis AG ADR(b) (Switzerland)	21,726,300	1,180,824,405
Pfizer, Inc.	59,644,564	1,211,381,095
Regeneron Pharmaceuticals, Inc.(a)	145,128	6,522,052
Roche Holding AG ADR(b) (Switzerland)	14,700,000	528,465,000
Sanofi-Aventis ADR(b) (France)	30,682,602	1,080,641,243

		7,325,907,918

		8,525,649,684
INDUSTRIALS: 7.2%
CAPITAL GOODS: 4.2%
General Electric Co.	75,076,075	1,505,275,304
Tyco International, Ltd.(b) (Switzerland)	8,142,275	364,529,652

		1,869,804,956
COMMERCIAL & PROFESSIONAL SERVICES: 0.7%
Dun & Bradstreet Corp.	830,935	66,674,224
Pitney Bowes, Inc.(c)	10,139,350	260,479,902

		327,154,126
TRANSPORTATION: 2.3%
FedEx Corp.	10,973,899	1,026,608,251

		3,223,567,333
INFORMATION TECHNOLOGY: 21.1%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 1.2%
Maxim Integrated Products, Inc.(c)	20,716,400	530,339,840
SOFTWARE & SERVICES: 8.7%
AOL, Inc.(a),(c)	7,545,922	147,371,857
BMC Software, Inc.(a)	6,350,140	315,855,963
Cadence Design Systems, Inc.(a),(c)	22,948,500	223,747,875
Computer Sciences Corp.	7,181,952	349,976,521
Compuware Corp.(a),(c)	19,234,412	222,157,459
EBay, Inc.(a)	26,579,100	825,015,264
Electronic Arts, Inc.(a),(c)	20,956,077	409,272,184
Equinix, Inc.(a)	461,951	42,083,736
Microsoft Corp.	13,600,000	344,896,000
Symantec Corp.(a)	33,709,200	624,968,568
Synopsys, Inc.(a),(c)	14,195,769	392,513,013

		3,897,858,440
TECHNOLOGY, HARDWARE & EQUIPMENT: 11.2%
Hewlett-Packard Co.	46,164,995	1,891,379,845
Molex, Inc.	2,511,000	63,076,320
Molex, Inc., Class A	8,599,230	177,918,069
Motorola Mobility Holdings, Inc.(a),(c)	15,863,901	387,079,184
Motorola Solutions, Inc.(a)	15,876,473	709,519,578
Nokia Corp. ADR(b) (Finland)	33,513,300	285,198,183
TE Connectivity, Ltd.(b) (Switzerland)	15,522,475	540,492,580
Telefonaktiebolaget LM Ericsson ADR(b) (Sweden)	20,895,900	268,721,274
Xerox Corp.	65,584,582	698,475,798

		5,021,860,831

		9,450,059,111

1 / Dodge & Cox Stock Fund

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2011

COMMON STOCKS (continued)

	SHARES	VALUE
MATERIALS: 3.0%
Cemex SAB de CV ADR(a),(b) (Mexico)	17,171,088	$153,337,820
Domtar Corp.	1,449,859	133,068,059
Dow Chemical Co.	20,975,445	791,823,049
Vulcan Materials Co.	5,742,625	261, 863,700

		1,340,092,628

TELECOMMUNICATION SERVICES: 2.9%
Sprint Nextel Corp.(a)	129,934,139	602,894,405
Vodafone Group PLC ADR(b) (United Kingdom)	23,703,900	681,487,125

		1,284,381,530

TOTAL COMMON STOCKS (Cost $39,198,796,438)		44,475,785,060

SHORT-TERM INVESTMENTS: 0.9%

	PAR VALUE	VALUE
MONEY MARKET FUND: 0.3%
SSgA Prime Money Market Fund	$135,510,681	135,510,681

REPURCHASE AGREEMENT: 0.6%
Fixed Income Clearing Corporation(d) 0.04%, dated 3/31/11, due 4/1/11, maturity value $257,581,286	257,581,000	257,581,000

TOTAL SHORT-TERM INVESTMENTS (Cost $393,091,681)		393,091,681

TOTAL INVESTMENTS (Cost $39,591,888,119)	100.1%	44,868,876,741

OTHER ASSETS LESS LIABILITIES	(0.1%)	(61,076,762)

NET ASSETS	100.0%	$44,807,799,979

(a)	Non-income producing
(b)	Security denominated in U.S. dollars
(c)	See Notes to Portfolio of Investments regarding holdings of 5% voting securities
(d)	Repurchase agreement is collateralized by Freddie Mac 0.00%, 9/30/11. Total collateral value is $262,736,169.

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen for tax purposes, the Fund uses the country designation of an appropriate broad-based market index. In that circumstance, two countries are listed - the country of incorporation and the country designated by an appropriate index, respectively.

ADR: American Depositary Receipt

Dodge & Cox Stock Fund / 2

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Stocks are valued at the official quoted close price or the last sale of the day at the close of the NYSE or, if not available, at the mean between the exchange listed bid and ask prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Security values are not discounted based on the size of the Fund’s position. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Short-term securities are valued at amortized cost which approximates current value. All securities held by the Fund are denominated in U.S. dollars.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of March 31, 2011:

Security Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Common Stocks(a)	$44,475,785,060	$—	$—
Short-term Investments
Money Market Fund	135,510,681	—	—
Repurchase Agreement	—	257,581,000	—

Total	$44,611,295,741	$257,581,000	$—

(a)	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At March 31, 2011, the cost of investments for federal income tax purposes was $39,647,005,347. Net unrealized appreciation aggregated $5,221,871,394, of which $9,001,871,467 represented appreciated securities and $3,780,000,073 represented depreciated securities.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Dodge & Cox Funds. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Dodge & Cox Funds at 800-621-3979 or visit the Dodge & Cox Funds website at www.dodgeandcox.com.

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Holdings of 5% voting securities. Each of the companies listed below is considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during the three-month period ended March 31, 2011. Transactions during the period in securities of affiliated companies were as follows:

Company	Beginning Shares	Additions	Reductions	Ending Shares		Dividend Income (a)		Ending Value
AOL, Inc.	7,585,522	—	(39,600)	7,545,922		—	(b)	147,371,857
Cadence Design Systems, Inc.	23,069,000	—	(120,500)	22,948,500		—	(b)	223,747,875
Capital One Financial Corp.	31,947,811	—	(166,900)	31,780,911		1,589,046		1,651,336,135
Compuware Corp.	20,885,512	—	(1,651,100)	19,234,412		—	(b)	222,157,459
Electronic Arts, Inc.	21,066,077	—	(110,000)	20,956,077		—	(b)	409,272,184
Maxim Integrated Products, Inc.	22,634,600	—	(1,918,200)	20,716,400		4,350,444		530,339,840
Motorola Mobility Holdings Inc.	—	15,863,901	—	15,863,901	(d)	—	(b)	387,079,184
Pitney Bowes, Inc.	10,192,550	—	(53,200)	10,139,350		3,751,560		—	(c)
SLM Corp.	25,945,682	—	(1,135,500)	24,810,182		—	(b)	—	(c)
Synopsys, Inc.	14,270,269	—	(74,500)	14,195,769		—	(b)	392,513,013

						$9,691,050		$3,963,817,547

(a)	Net of foreign taxes, if any
(b)	Non-income producing
(c)	Company was not an affiliate at period end
(d)	Spun-off from Motorola, Inc. on January 4, 2011.

Other. For more information please see the Fund’s most recent Prospectus and Annual Report on the Fund’s website www.dodgeandcox.com.

DODGE & COX GLOBAL STOCK FUND PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2011

COMMON STOCKS: 96.7%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 11.6%
AUTOMOBILES & COMPONENTS: 2.2%
Bayerische Motoren Werke AG (Germany)	197,600	$16,452,268
Yamaha Motor Co., Ltd.(a) (Japan)	1,482,400	25,876,951

		42,329,219
CONSUMER DURABLES & APPAREL: 1.5%
LG Electronics, Inc. (South Korea)	136,800	13,094,489
Panasonic Corp. (Japan)	629,200	8,003,049
Sony Corp. (Japan)	268,000	8,583,217

		29,680,755
MEDIA: 6.8%
Comcast Corp., Class A (United States)	1,180,600	29,184,432
DISH Network Corp., Class A(a) (United States)	499,300	12,162,948
Grupo Televisa SA ADR(a) (Mexico)	253,800	6,225,714
Naspers, Ltd. (South Africa)	713,600	38,396,216
News Corp., Class A (United States)	467,445	8,208,334
Television Broadcasts, Ltd. (Hong Kong)	2,495,200	14,675,666
Time Warner Cable, Inc. (United States)	167,971	11,983,051
Time Warner, Inc. (United States)	350,266	12,504,496

		133,340,857
RETAILING: 1.1%
Home Depot, Inc. (United States)	257,000	9,524,420
Liberty Interactive, Series A(a) (United States)	716,357	11,490,366
Macy’s, Inc. (United States)	52,352	1,270,060

		22,284,846

		227,635,677
CONSUMER STAPLES: 3.7%
FOOD & STAPLES RETAILING: 1.5%
Wal-Mart Stores, Inc. (United States)	355,700	18,514,185
Walgreen Co. (United States)	267,100	10,721,394

		29,235,579
FOOD, BEVERAGE & TOBACCO: 2.2%
Anadolu Efes Biracilik ve Malt Sanayii AS (Turkey)	1,602,600	22,678,547
Diageo PLC ADR (United Kingdom)	265,600	20,244,032

		42,922,579

		72,158,158
ENERGY: 5.8%
Baker Hughes, Inc. (United States)	205,887	15,118,283
Chevron Corp. (United States)	128,100	13,761,783
OAO Lukoil ADR (Russia)	201,100	14,408,815
Occidental Petroleum Corp. (United States)	155,425	16,240,358
Royal Dutch Shell PLC ADR (United Kingdom)	210,271	15,320,345
Schlumberger, Ltd. (Curacao/United States)	415,800	38,777,508

		113,627,092
FINANCIALS: 24.4%
BANKS: 10.5%
Banco Santander (Spain)	1,846,273	21,434,671
Bangkok Bank PCL NVDR (Thailand)	1,680,300	9,555,682
Bank of Yokohama, Ltd. (Japan)	1,846,400	8,768,069
Barclays PLC (United Kingdom)	5,789,500	25,777,487
BB&T Corp. (United States)	646,700	17,751,915
HSBC Holdings PLC (United Kingdom)	1,631,710	16,778,738
Kasikornbank PCL Foreign (Thailand)	2,830,600	12,306,956
Standard Bank Group, Ltd. (South Africa)	176,600	2,714,915
Standard Chartered PLC (United Kingdom)	554,722	14,389,433

	SHARES	VALUE
SunTrust Banks, Inc. (United States)	313,795	$9,049,848
Unicredit SPA (Italy)	8,182,333	20,223,420
Wells Fargo & Co. (United States)	1,482,573	46,997,564

		205,748,698
DIVERSIFIED FINANCIALS: 8.5%
Bank of New York Mellon Corp. (United States)	1,498,700	44,766,169
Capital One Financial Corp. (United States)	691,900	35,951,124
Charles Schwab Corp. (United States)	1,148,000	20,698,440
Credit Suisse Group AG (Switzerland)	860,700	36,573,893
Goldman Sachs Group, Inc. (United States)	116,400	18,445,908
Haci Omer Sabanci Holding AS (Turkey)	2,445,088	11,369,925

		167,805,459
INSURANCE: 4.3%
AEGON NV(a) (Netherlands)	4,241,574	31,762,949
Dai-ichi Life Insurance Co., Ltd. (Japan)	8,610	12,990,563
Swiss Life Holding AG (Switzerland)	70,600	11,668,024
Swiss Reinsurance Co., Ltd. (Switzerland)	505,300	28,909,652

		85,331,188
REAL ESTATE: 1.1%
BR Malls Participacoes SA (Brazil)	1,193,600	12,428,383
Hang Lung Group, Ltd. (Hong Kong)	1,327,500	8,285,622

		20,714,005

		479,599,350
HEALTH CARE: 16.5%
HEALTH CARE EQUIPMENT & SERVICES: 1.8%
Boston Scientific Corp.(a) (United States)	1,864,100	13,402,879
Covidien PLC (Ireland)	250,900	13,031,746
Medtronic, Inc. (United States)	221,200	8,704,220

		35,138,845
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 14.7%
Amgen, Inc.(a) (United States)	541,100	28,921,795
Bayer AG (Germany)	399,320	30,921,654
Gilead Sciences, Inc.(a) (United States)	230,000	9,761,200
GlaxoSmithKline PLC ADR (United Kingdom)	926,200	35,575,342
Merck & Co., Inc. (United States)	1,218,300	40,216,083
Novartis AG ADR (Switzerland)	624,700	33,952,445
Pfizer, Inc. (United States)	1,002,200	20,354,682
Regeneron Pharmaceuticals, Inc.(a) (United States)	24,700	1,110,018
Roche Holding AG (Switzerland)	293,600	41,938,291
Sanofi-Aventis (France)	648,700	45,484,211

		288,235,721

		323,374,566
INDUSTRIALS: 7.7%
CAPITAL GOODS: 6.5%
General Electric Co. (United States)	2,353,600	47,189,680
Koninklijke Philips Electronics NV (Netherlands)	614,165	19,631,743
Mitsubishi Electric Corp. (Japan)	1,453,700	17,161,979
Schneider Electric SA (France)	77,389	13,226,883
Tyco International, Ltd. (Switzerland)	416,600	18,651,182
Wienerberger AG(a) (Austria)	624,780	12,590,926

		128,452,393
TRANSPORTATION: 1.2%
FedEx Corp. (United States)	247,800	23,181,690

		151,634,083

1 / Dodge & Cox Global Fund

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2011

COMMON STOCKS (continued)

	SHARES	VALUE
INFORMATION TECHNOLOGY: 13.6%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 0.8%
Infineon Technologies AG (Germany)	620,408	$6,361,315
Maxim Integrated Products, Inc. (United States)	344,000	8,806,400

		15,167,715

SOFTWARE & SERVICES: 5.7%
AOL, Inc.(a) (United States)	656,369	12,818,886
Cadence Design Systems, Inc.(a) (United States)	1,124,000	10,959,000
Compuware Corp.(a) (United States)	337,500	3,898,125
EBay, Inc.(a) (United States)	515,900	16,013,536
Electronic Arts, Inc.(a) (United States)	632,300	12,348,819
Microsoft Corp. (United States)	740,000	18,766,400
Nintendo Co., Ltd. (Japan)	49,900	13,479,839
Symantec Corp.(a) (United States)	756,600	14,027,364
Synopsys, Inc.(a) (United States)	356,800	9,865,520

		112,177,489
TECHNOLOGY, HARDWARE & EQUIPMENT: 7.1%
Hewlett-Packard Co. (United States)	1,753,600	71,844,992
Nokia Oyj (Finland)	2,876,400	24,601,269
TE Connectivity, Ltd. (Switzerland)	425,900	14,829,838
Telefonaktiebolaget LM Ericsson (Sweden)	1,177,688	15,187,789
Xerox Corp. (United States)	1,163,000	12,385,950

		138,849,838

		266,195,042
MATERIALS: 5.3%
Cemex SAB de CV ADR(a) (Mexico)	1,679,242	14,995,633
Domtar Corp. (United States)	279,116	25,617,267
Dow Chemical Co. (United States)	355,400	13,416,350
Duratex SA (Brazil)	900,000	9,509,080
Lafarge SA (France)	469,208	29,268,272
Norsk Hydro ASA (Norway)	1,489,875	12,220,194

		105,026,796
TELECOMMUNICATION SERVICES: 8.1%
America Movil SAB de CV, Series L (Mexico)	5,661,600	16,464,380
MTN Group, Ltd. (South Africa)	1,455,100	29,375,167
PT Telekomunik Indonesia ADR (Indonesia)	727,200	24,419,376
Telecom Italia SPA-RSP (Italy)	11,474,500	15,432,310
Telefonica SA (Spain)	852,700	21,347,198
Telekom Austria AG (Austria)	698,400	10,214,448
Vodafone Group PLC ADR (United Kingdom)	1,424,500	40,954,375

		158,207,254

TOTAL COMMON STOCKS (Cost $1,593,022,254)		1,897,458,018

PREFERRED STOCKS: 1.2%
ENERGY: 1.2%
Petroleo Brasileiro SA ADR (Brazil)	399,100	14,184,014
Ultrapar Participacoes SA ADR (Brazil)	591,200	10,020,840

TOTAL PREFERRED STOCKS (Cost $15,567,660)		24,204,854

SHORT-TERM INVESTMENTS: 2.1%

	PAR VALUE	VALUE
MONEY MARKET FUND: 0.3%
SSgA Prime Money Market Fund	$5,896,337	$5,896,337

REPURCHASE AGREEMENT: 1.8%
Fixed Income Clearing Corporation(b) 0.04%, dated 3/31/11, due 4/1/11, maturity value $36,345,040	36,345,000	36,345,000

TOTAL SHORT-TERM INVESTMENTS (Cost $42,241,337)		42,241,337

TOTAL INVESTMENTS (Cost $1,650,831,251)	100.0%	1,963,904,209
OTHER ASSETS LESS LIABILITIES	0.0%	(585,656)

NET ASSETS	100.0%	$1,963,318,553

(a)	Non-income producing
(b)	Repurchase agreement is collateralized by Freddie Mac 0.00%, 9/30/11. Total collateral value is $37,073,600.

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen for tax purposes, the Fund uses the country designation of an appropriate broad-based market index. In that circumstance, two countries are listed - the country of incorporation and the country designated by an appropriate index, respectively.

ADR: American Depositary Receipt

NVDR: Non-Voting Depositary Receipt

Dodge & Cox Global Fund / 2

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Listed securities are valued at market, using the official quoted close price or the last sale on the date of determination on the principal exchange on which such securities are traded or, if not available, at the mean between the exchange listed bid and ask prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Security values are not discounted based on the size of the Fund’s position. Short-term securities are valued at amortized cost which approximates current value.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. As a result, the Fund’s net asset value (NAV) may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available or if a security’s value has materially changed after the close of the security’s primary market but before the close of trading on the NYSE, the security is valued at fair value as determined in good faith by or at the direction of the Board of Trustees. The Fund may use fair value pricing in calculating its NAV when, for example, (i) the primary market for a security is closed or if trading of a security is suspended or limited, (ii) the Fund determines that the price provided by a pricing service is inaccurate or unreliable, or (iii) the Fund determines that a significant event affecting the value of a security has occurred before the close of the NYSE but after the close of the security’s primary market. An event is considered significant if there is both an affirmative expectation that the security’s value will materially change in response to the event and a reasonable basis for quantifying a resulting change in value. Because trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of foreign securities can change by the time the Fund calculates its NAV. To address these changes, the Fund may utilize adjustment factors provided by a pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in securities indices, specific security prices, and exchange rates in foreign markets. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. In addition, fair values may not reflect the price that the Fund could obtain for a security if it were to dispose of that security at the time of pricing.

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of March 31, 2011:

Security Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Common Stocks(a)	$1,897,458,018	$—	$—
Preferred Stocks(a)	24,204,854	—	—
Short-term Investments
Money Market Fund	5,896,337	—	—
Repurchase Agreement	—	36,345,000	—

Total	$1,927,559,209	$36,345,000	$—

(a)

All common stocks and preferred stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks and preferred stocks by major industry classification, please refer to the Portfolio of Investments. Transfers during the period between Level 1 and Level 2 relate to the use of systematic fair valuation. On days when systematic fair valuation is used, securities whose primary market closes before the NYSE move from a Level 1 to Level 2 classification.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At March 31, 2011, the cost of investments for federal income tax purposes was $1,654,052,512. Net unrealized appreciation aggregated $308,446,107, of which $344,598,547 represented appreciated securities and $36,152,440 represented depreciated securities.

Other. For more information please see the Fund’s most recent Prospectus and Annual Report on the Fund’s website www.dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Dodge & Cox Funds. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Dodge & Cox Funds at 800-621-3979 or visit the Dodge & Cox Funds website at www.dodgeandcox.com.

DODGE & COX INTERNATIONAL STOCK FUND
PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2011

COMMON STOCKS: 96.6%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 14.0%
AUTOMOBILES & COMPONENTS: 3.6%
Bayerische Motoren Werke AG (Germany)	9,031,400	$751,958,570
Honda Motor Co., Ltd. ADR (Japan)	6,808,400	255,383,084
NGK Spark Plug Co., Ltd.(b) (Japan)	12,549,000	171,383,313
Yamaha Motor Co., Ltd.(a),(b) (Japan)	27,230,000	475,330,127

		1,654,055,094
CONSUMER DURABLES & APPAREL: 3.2%
Corporacion Geo SAB de CV, Series B(a),(b) (Mexico)	50,305,400	141,090,016
LG Electronics, Inc. (South Korea)	6,117,487	585,565,555
Panasonic Corp. (Japan)	30,293,072	385,309,812
Sony Corp. (Japan)	10,887,600	348,696,398

		1,460,661,781
CONSUMER SERVICES: 0.5%
Accor SA (France)	4,988,568	224,147,871

MEDIA: 6.7%
Grupo Televisa SA ADR(a) (Mexico)	26,480,592	649,568,922
Liberty Global, Inc., Series A(a) (United States)	3,641,805	150,807,145
Liberty Global, Inc., Series C(a) (United States)	3,534,971	141,363,490
Naspers, Ltd.(b) (South Africa)	28,415,895	1,528,955,770
News Corp., Class A (United States)	22,063,092	387,427,896
Television Broadcasts, Ltd.(b) (Hong Kong)	34,482,800	202,812,619

		3,060,935,842

		6,399,800,588
CONSUMER STAPLES: 1.6%
FOOD, BEVERAGE & TOBACCO: 1.5%
Anadolu Efes Biracilik ve Malt Sanayii AS(b) (Turkey)	25,888,440	366,349,803
Diageo PLC ADR (United Kingdom)	4,276,000	325,916,720

		692,266,523

HOUSEHOLD & PERSONAL PRODUCTS: 0.1%
Unihair Co., Ltd.(a),(b) (Japan)	3,437,000	40,121,748

		732,388,271
ENERGY: 6.0%
OAO Lukoil ADR (Russia)	6,103,600	437,322,940
Royal Dutch Shell PLC ADR (United Kingdom)	12,303,621	896,441,826
Schlumberger, Ltd. (Curacao/United States)	11,199,917	1,044,504,259
Total SA (France)	5,982,000	364,159,041

		2,742,428,066
FINANCIALS: 21.7%
BANKS: 13.2%
Banco Santander (Spain)	36,423,667	422,867,760
Bangkok Bank PCL Foreign (Thailand)	29,973,700	171,943,691
Bangkok Bank PCL NVDR (Thailand)	4,067,400	23,130,858
Bank of Yokohama, Ltd. (Japan)	39,648,500	188,280,326
Barclays PLC (United Kingdom)	109,696,985	488,420,861
Erste Group Bank AG (Austria)	4,000,000	201,837,541
Grupo Financiero Banorte SAB de CV (Mexico)	34,328,000	161,618,906
HSBC Holdings PLC (United Kingdom)	94,654,921	973,328,655
ICICI Bank, Ltd. (India)	3,664,243	91,534,179
Kasikornbank PCL Foreign (Thailand)	99,940,927	434,525,770
Kasikornbank PCL NVDR (Thailand)	3,500,000	14,696,644
Mitsubishi UFJ Financial Group (Japan)	50,899,900	234,979,101
Standard Bank Group, Ltd. (South Africa)	49,729,417	764,502,493
Standard Chartered PLC (United Kingdom)	25,952,887	673,215,301

	SHARES	VALUE
Unicredit SPA (Italy)	295,864,430	$731,257,277
Yapi ve Kredi Bankasi AS(a) (Turkey)	155,779,068	446,942,308

		6,023,081,671
DIVERSIFIED FINANCIALS: 3.2%
Credit Suisse Group AG (Switzerland)	21,203,000	900,983,223
Deutsche Boerse AG (Germany)	2,000,000	151,782,057
Haci Omer Sabanci Holding AS (Turkey)	86,189,354	400,789,846

		1,453,555,126
INSURANCE: 3.7%
AEGON NV(a) (Netherlands)	75,282,549	563,751,991
Dai-ichi Life Insurance Co., Ltd. (Japan)	135,900	205,042,679
Swiss Life Holding AG (Switzerland)	1,520,000	251,209,581
Swiss Reinsurance Co., Ltd. (Switzerland)	12,091,868	691,810,194

		1,711,814,445
REAL ESTATE: 1.6%
BR Malls Participacoes SA(b) (Brazil)	22,829,100	237,708,449
Hang Lung Group, Ltd. (Hong Kong)	52,357,500	326,790,549
Hang Lung Properties, Ltd. (Hong Kong)	35,666,000	155,666,635

		720,165,633

		9,908,616,875
HEALTH CARE: 13.6%
HEALTH CARE EQUIPMENT & SERVICES: 0.7%
Covidien PLC (Ireland)	4,777,675	248,152,440
Medipal Holdings Corp. (Japan)	8,025,200	71,009,223

		319,161,663
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 12.9%
Bayer AG (Germany)	15,775,350	1,221,576,470
GlaxoSmithKline PLC (United Kingdom)	5,000,000	95,409,745
GlaxoSmithKline PLC ADR (United Kingdom)	28,573,749	1,097,517,699
Novartis AG ADR (Switzerland)	19,720,000	1,071,782,000
Roche Holding AG (Switzerland)	8,505,400	1,214,924,856
Sanofi-Aventis (France)	16,582,771	1,162,716,594

		5,863,927,364

		6,183,089,027
INDUSTRIALS: 9.4%
CAPITAL GOODS: 8.2%
Koninklijke Philips Electronics NV (Netherlands)	33,584,080	1,073,512,861
Mitsubishi Electric Corp. (Japan)	95,417,600	1,126,473,710
Nexans SA(b) (France)	1,664,619	159,215,461
Nidec Corp. (Japan)	101,800	8,811,734
Schneider Electric SA (France)	3,993,623	682,567,078
Tyco International, Ltd. (Switzerland)	9,389,020	420,346,425
Wienerberger AG(a),(b) (Austria)	12,266,357	247,198,688

		3,718,125,957
COMMERCIAL & PROFESSIONAL SERVICES: 0.7%
Edenred(a) (France)	5,148,568	155,379,981
Experian PLC (United Kingdom)	14,863,626	184,077,349

		339,457,330
TRANSPORTATION: 0.5%
DP World, Ltd. (United Arab Emirates)	22,136,951	13,171,486
TNT NV (Netherlands)	8,615,487	220,998,523

		234,170,009

		4,291,753,296
INFORMATION TECHNOLOGY: 13.2%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 2.1%
Infineon Technologies AG(b) (Germany)	92,036,576	943,691,305
SOFTWARE & SERVICES: 1.3%
Nintendo Co., Ltd. (Japan)	2,222,000	600,244,530
TECHNOLOGY, HARDWARE & EQUIPMENT: 9.8%
Alcatel-Lucent(a) (France)	53,559,072	307,486,640

1 / Dodge & Cox International Stock Fund

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2011

COMMON STOCKS (continued)

	SHARES	VALUE
Brother Industries, Ltd. (b) (Japan)	23,001,000	$337,908,415
Fujifilm Holdings Corp. (Japan)	15,111,100	467,975,398
Fujitsu, Ltd. (Japan)	97,458,000	550,676,364
Hewlett-Packard Co. (United States)	11,400,000	467,058,000
Kyocera Corp. (Japan)	6,433,900	652,053,102
Nokia Oyj (Finland)	81,929,200	700,723,937
TE Connectivity, Ltd. (Switzerland)	8,027,617	279,521,624
Telefonaktiebolaget LM Ericsson (Sweden)	54,622,200	704,422,928

		4,467,826,408

		6,011,762,243

MATERIALS: 7.1%
Arkema (b) (France)	2,736,475	248,549,401
BHP Billiton PLC (United Kingdom)	18,306,000	722,415,154
Cemex SAB de CV ADR(a) (Mexico)	34,101,722	304,528,375
Duratex SA (Brazil)	13,216,872	139,644,775
Lafarge SA (b) (France)	12,974,291	809,310,743
Lanxess AG (b) (Germany)	5,109,784	382,210,745
Linde AG (Germany)	1,786,205	282,125,498
Norsk Hydro ASA (Norway)	40,291,218	330,475,050

		3,219,259,741

TELECOMMUNICATION SERVICES: 9.7%
America Movil SAB de CV, Series L (Mexico)	84,500,000	245,732,674
Bharti Airtel, Ltd. (India)	30,043,387	241,081,423
Millicom International Cellular SA (Luxembourg)	3,077,494	295,962,598
MTN Group, Ltd. (South Africa)	38,320,300	773,599,907
PT Telekomunik Indonesia ADR (Indonesia)	15,768,047	529,491,018
Telecom Italia SPA-RSP (Italy)	106,020,027	142,588,693
Telecom Italia SPA (Italy)	115,000,000	176,831,057
Telefonica SA (Spain)	19,832,200	496,495,709
Telekom Austria AG (Austria)	7,826,827	114,471,242
Vodafone Group PLC ADR (United Kingdom)	49,650,000	1,427,437,500

		4,443,691,821

UTILITIES: 0.3%
CEZ AS (Czech Republic)	3,000,000	153,317,873

TOTAL COMMON STOCKS (Cost $39,936,101,408)		44,086,107,801

PREFERRED STOCKS: 1.9%
ENERGY: 1.9%
Petroleo Brasileiro SA ADR (Brazil)	13,553,100	481,677,174
Ultrapar Participacoes SA ADR (Brazil)	23,659,328	401,025,610

TOTAL PREFERRED STOCKS (Cost $331,562,642)		882,702,784

SHORT-TERM INVESTMENTS: 1.0%

	PAR VALUE	VALUE
MONEY MARKET FUND: 0.3%
SSgA Prime Money Market Fund	$137,373,589	$137,373,589
REPURCHASE AGREEMENT: 0.7%
Fixed Income Clearing Corporation(c) 0.04%, dated 3/31/11, due 4/1/11, maturity value $338,018,376	338,018,000	338,018,000

TOTAL SHORT-TERM INVESTMENTS (Cost $475,391,589)		475,391,589

TOTAL INVESTMENTS (Cost $40,743,055,639)	99.5%	45,444,202,174
OTHER ASSETS LESS LIABILITIES	0.5%	206,151,002

NET ASSETS	100.0%	$45,650,353,176

(a)	Non-income producing
(b)	See Notes to Portfolio of Investments regarding holdings of 5% voting securities
(c)	Repurchase agreement is collateralized by Fannie Mae 2.00%, 1/9/12; and Freddie Mac 0.00%, 12/20/11. Total collateral value is $344,782,906.

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen for tax purposes, the Fund uses the country designation of an appropriate broad-based market index. In that circumstance, two countries are listed - the country of incorporation and the country designated by an appropriate index, respectively.

ADR: American Depositary Receipt

NVDR: Non-Voting Depositary Receipt

Dodge & Cox International Stock Fund / 2

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Listed securities are valued at market, using the official quoted close price or the last sale on the date of determination on the principal exchange on which such securities are traded or, if not available, at the mean between the exchange listed bid and ask prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Security values are not discounted based on the size of the Fund’s position. Short-term securities are valued at amortized cost which approximates current value.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. As a result, the Fund’s net asset value (NAV) may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available or if a security’s value has materially changed after the close of the security’s primary market but before the close of trading on the NYSE, the security is valued at fair value as determined in good faith by or at the direction of the Board of Trustees. The Fund may use fair value pricing in calculating its NAV when, for example, (i) the primary market for a security is closed or if trading of a security is suspended or limited, (ii) the Fund determines that the price provided by a pricing service is inaccurate or unreliable, or (iii) the Fund determines that a significant event affecting the value of a security has occurred before the close of the NYSE but after the close of the security’s primary market. An event is considered significant if there is both an affirmative expectation that the security’s value will materially change in response to the event and a reasonable basis for quantifying a resulting change in value. Because trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of foreign securities can change by the time the Fund calculates its NAV. To address these changes, the Fund may utilize adjustment factors provided by a pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in securities indices, specific security prices, and exchange rates in foreign markets. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. In addition, fair values may not reflect the price that the Fund could obtain for a security if it were to dispose of that security at the time of pricing.

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of March 31, 2011:

Security Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Common Stocks(a)	$44,086,107,801	$—	$—
Preferred Stocks(a)	882,702,784	—	—
Short-term Investments
Money Market Fund	137,373,589	—	—
Repurchase Agreement	—	338,018,000	—

Total	$45,106,184,174	$338,018,000	$—

(a)

All common stocks and preferred stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks and preferred stocks by major industry classification, please refer to the Portfolio of Investments. Transfers during the period between Level 1 and Level 2 relate to the use of systematic fair valuation. On days when systematic fair valuation is used, securities whose primary market closes before the NYSE move from a Level 1 to Level 2 classification.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At March 31, 2011, the cost of investments for federal income tax purposes was $40,866,288,645. Net unrealized appreciation aggregated $4,525,531,660, of which $8,950,872,625 represented appreciated securities and $4,425,340,965 represented depreciated securities.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Dodge & Cox Funds. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Dodge & Cox Funds at 800-621-3979 or visit the Dodge & Cox Funds website at www.dodgeandcox.com.

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Holdings of 5% voting securities. Each of the companies listed below is considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during the three-month period ended March 31, 2011. Transactions during the period in securities of affiliated companies were as follows:

Company	Beginning Shares	Additions	Reductions	Ending Shares	Dividend Income(a)		Ending Value
Anadolu Efes Biracilik ve Malt Sanayii AS (Turkey)	26,256,443	—	(368,003)	25,888,440	—		366,349,803
Arkema (France)	3,066,687	—	(330,212)	2,736,475	—		—	(c)
BR Malls Participacoes SA (Brazil)	18,000,000	4,829,100	—	22,829,100	—		237,708,449
Brother Industries, Ltd. (Japan)	23,001,000	—	—	23,001,000	3,116,886		337,908,415
Corporacion Geo SAB de CV, Series B (Mexico)	47,305,400	3,000,000	—	50,305,400	—	(b)	141,090,016
Infineon Technologies AG (Germany)	94,036,576	—	(2,000,000)	92,036,576	12,823,770		943,691,305
Lafarge SA (France)	12,774,291	200,000	—	12,974,291	4,309		809,310,743
Lanxess AG (Germany)	5,745,092	—	(635,308)	5,109,784	—		382,210,745
Naspers, Ltd. (South Africa)	31,680,895	—	(3,265,000)	28,415,895	—		1,528,955,770
Nexans SA (France)	1,726,461	46,158	(108,000)	1,664,619	—		159,215,461
NGK Spark Plug Co., Ltd. (Japan)	7,306,200	5,242,800	—	12,549,000	1,554,220		171,383,313
Television Broadcasts, Ltd. (Hong Kong)	27,299,300	7,183,500	—	34,482,800	—		202,812,619
Unihair Co., Ltd (Japan)	3,437,000	—	—	3,437,000	—	(b)	40,121,748
Wienerberger AG (Austria)	12,335,026	—	(68,669)	12,266,357	—	(b)	247,198,688
Yamaha Motor Co., Ltd. (Japan)	27,230,000	—	—	27,230,000	—	(b)	475,330,127

					$17,499,185		$6,043,287,202

(a)	Net of foreign taxes, if any
(b)	Non-income producing
(c)	Company was not an affiliate at period end

Other. For more information please see the Fund’s most recent Prospectus and Annual Report on the Fund’s website www.dodgeandcox.com.

DODGE & COX BALANCED FUND PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2011

COMMON STOCKS: 73.9%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 11.6%
CONSUMER DURABLES & APPAREL: 1.3%
Panasonic Corp. ADR(b) (Japan)	4,842,228	$60,963,651
Sony Corp. ADR(b) (Japan)	4,115,900	131,009,097

		191,972,748
MEDIA: 8.5%
Comcast Corp., Class A	16,676,374	412,239,965
DISH Network Corp., Class A(a)	2,683,682	65,374,494
Liberty Global, Inc., Series A(a)	258,521	10,705,355
Liberty Global, Inc., Series C(a)	282,368	11,291,896
News Corp., Class A	18,467,300	324,285,788
Time Warner Cable, Inc.	2,208,783	157,574,579
Time Warner, Inc.	8,988,466	320,888,236

		1,302,360,313
RETAILING: 1.8%
CarMax, Inc.(a)	1,581,000	50,750,100
Home Depot, Inc.	3,446,692	127,734,405
Liberty Interactive, Series A(a)	5,496,350	88,161,454
Macy’s, Inc.	255,272	6,192,899

		272,838,858

		1,767,171,919
CONSUMER STAPLES: 1.7%
FOOD & STAPLES RETAILING: 1.5%
Wal-Mart Stores, Inc.	3,125,600	162,687,480
Walgreen Co.	1,812,089	72,737,252

		235,424,732
FOOD, BEVERAGE & TOBACCO: 0.2%
Diageo PLC ADR(b) (United Kingdom)	300,000	22,866,000

		258,290,732
ENERGY: 7.5%
Baker Hughes, Inc.	3,002,379	220,464,690
Chevron Corp.	2,135,579	229,425,252
Occidental Petroleum Corp.	2,764,600	288,873,054
Royal Dutch Shell PLC ADR(b) (United Kingdom)	440,127	32,234,902
Schlumberger, Ltd.(b) (Curacao/United States)	3,960,121	369,320,884

		1,140,318,782
FINANCIALS: 13.0%
BANKS: 4.6%
BB&T Corp.	3,416,484	93,782,486
HSBC Holdings PLC ADR(b) (United Kingdom)	1,420,561	73,585,060
SunTrust Banks, Inc.	1,904,490	54,925,491
U.S. Bancorp	1,792,600	47,378,418
Wells Fargo & Co.	13,706,906	434,508,920

		704,180,375
DIVERSIFIED FINANCIALS: 6.8%
Bank of New York Mellon Corp.	8,139,800	243,135,826
Capital One Financial Corp.	8,532,659	443,356,962
Charles Schwab Corp.	6,800,000	122,604,000
Credit Suisse Group AG ADR(b) (Switzerland)	519,200	22,107,536
Goldman Sachs Group, Inc.	400,000	63,388,000
Legg Mason, Inc.	1,269,300	45,809,037
SLM Corp.(a)	6,410,100	98,074,530

		1,038,475,891
INSURANCE: 1.6%
AEGON NV(a),(b) (Netherlands)	13,601,751	102,013,132
Genworth Financial, Inc., Class A(a)	1,704,200	22,938,532
Loews Corp.	653,808	28,172,587
The Travelers Companies, Inc.	1,407,119	83,695,438

		236,819,689

		1,979,475,955

	SHARES	VALUE
HEALTH CARE: 14.6%
HEALTH CARE EQUIPMENT & SERVICES: 1.9%
Boston Scientific Corp.(a)	18,638,300	$134,009,377
CareFusion Corp.(a)	1,522,050	42,921,810
Covidien PLC (b) (Ireland)	1,154,200	59,949,148
Medtronic, Inc.	1,410,200	55,491,370

		292,371,705
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 12.7%
Amgen, Inc.(a)	4,899,400	261,872,930
Gilead Sciences, Inc.(a)	844,468	35,839,222
GlaxoSmithKline PLC ADR(b) (United Kingdom)	7,614,400	292,469,104
Merck & Co., Inc.	8,660,975	285,898,785
Novartis AG ADR(b) (Switzerland)	5,287,500	287,375,625
Pfizer, Inc.	16,320,517	331,469,700
Roche Holding AG ADR(b) (Switzerland)	4,600,000	165,370,000
Sanofi-Aventis ADR(b) (France)	7,984,200	281,203,524

		1,941,498,890

		2,233,870,595
INDUSTRIALS: 5.4%
CAPITAL GOODS: 3.0%
General Electric Co.	18,684,600	374,626,230
Tyco International, Ltd.(b) (Switzerland)	1,935,434	86,649,380

		461,275,610
COMMERCIAL & PROFESSIONAL SERVICES: 0.6%
Dun & Bradstreet Corp.	271,800	21,809,232
Pitney Bowes, Inc.	2,872,350	73,790,671

		95,599,903
TRANSPORTATION: 1.8%
FedEx Corp.	2,844,554	266,108,027

		822,983,540
INFORMATION TECHNOLOGY: 15.9%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 0.9%
Maxim Integrated Products, Inc.	5,394,000	138,086,400

SOFTWARE & SERVICES: 6.4%
AOL, Inc.(a)	2,093,306	40,882,266
BMC Software, Inc.(a)	1,601,560	79,661,594
Cadence Design Systems, Inc.(a)	8,915,800	86,929,050
Computer Sciences Corp.	1,733,232	84,460,395
Compuware Corp.(a)	4,542,263	52,463,138
EBay, Inc.(a)	6,999,900	217,276,896
Electronic Arts, Inc.(a)	5,715,680	111,627,231
Equinix, Inc.(a)	3,900	355,290
Microsoft Corp.	1,544,900	39,178,664
Symantec Corp.(a)	8,834,000	163,782,360
Synopsys, Inc.(a)	3,815,100	105,487,515

		982,104,399
TECHNOLOGY, HARDWARE & EQUIPMENT: 8.6%
Hewlett-Packard Co.	11,723,512	480,312,287
Molex, Inc.	781,600	19,633,792
Molex, Inc., Class A	2,469,828	51,100,741
Motorola Mobility Holdings, Inc.(a)	4,317,962	105,358,273
Motorola Solutions, Inc.(a)	4,064,714	181,652,069
Nokia Corp. ADR(b) (Finland)	6,640,260	56,508,613
TE Connectivity, Ltd.(b) (Switzerland)	4,532,500	157,821,650
Telefonaktiebolaget LM Ericsson ADR(b) (Sweden)	5,272,200	67,800,492
Xerox Corp.	17,745,150	188,985,847

		1,309,173,764

		2,429,364,563
MATERIALS: 2.0%
Cemex SAB de CV ADR(a),(b) (Mexico)	4,343,471	38,787,192
Domtar Corp.	417,491	38,317,324
Dow Chemical Co.	5,416,717	204,481,067
Vulcan Materials Co.	706,189	32,202,218

		313,787,801

1 / Dodge & Cox Balanced Fund

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2011

COMMON STOCKS (continued)

	SHARES	VALUE
TELECOMMUNICATION SERVICES: 2.2%
Sprint Nextel Corp.(a)	35,874,100	$166,455,824
Vodafone Group PLC ADR(b) (United Kingdom)	5,806,698	166,942,568

		333,398,392

TOTAL COMMON STOCKS (Cost $9,583,164,247)		11,278,662,279

FIXED INCOME SECURITIES: 22.4%

	PAR VALUE	VALUE
U.S. TREASURY AND GOVERNMENT-RELATED: 2.2%
U.S. TREASURY: 0.6%
U.S. Treasury Note
1.00%, 10/31/11	$86,800,000	87,200,061
GOVERNMENT-RELATED: 1.6%
Arkansas Dev. Fin. Auth. GNMA Guaranteed Bonds
9.75%, 11/15/14	731,728	756,182
California Taxable General Obligation
5.45%, 4/1/15	14,510,000	15,278,595
7.50%, 4/1/34	28,825,000	31,019,735
5.65%, 4/1/39, (mandatory put, 4/1/13)	4,960,000	5,205,074
7.55%, 4/1/39	43,350,000	47,121,016
7.30%, 10/1/39	17,000,000	17,922,250
7.625%, 3/1/40	5,500,000	6,016,725
Illinois Taxable General Obligation
5.365%, 3/1/17	20,675,000	20,658,460
5.665%, 3/1/18	4,950,000	4,940,546
Los Angeles Unified School District Taxable General Obligation
6.758%, 7/1/34	19,000,000	19,900,220
New Jersey State Turnpike Authority Revenue Bonds
7.102%, 1/1/41	14,000,000	15,055,460
Small Business Administration - 504 Program
Series 96-20L, 6.70%, 12/1/16	863,872	934,025
Series 97-20F, 7.20%, 6/1/17	1,268,118	1,395,656
Series 97-20I, 6.90%, 9/1/17	1,569,906	1,725,760
Series 98-20D, 6.15%, 4/1/18	2,147,157	2,331,631
Series 98-20I, 6.00%, 9/1/18	1,252,818	1,364,343
Series 99-20F, 6.80%, 6/1/19	1,740,689	1,912,150
Series 00-20D, 7.47%, 4/1/20	4,496,767	4,963,590
Series 00-20E, 8.03%, 5/1/20	2,003,124	2,250,106
Series 00-20G, 7.39%, 7/1/20	2,772,486	3,070,254
Series 00-20I, 7.21%, 9/1/20	1,574,377	1,730,064
Series 01-20E, 6.34%, 5/1/21	5,632,962	6,098,804
Series 01-20G, 6.625%, 7/1/21	4,665,014	5,079,389
Series 03-20J, 4.92%, 10/1/23	13,275,479	14,059,748
Series 07-20F, 5.71%, 6/1/27	8,736,609	9,403,979

		240,193,762

		327,393,823
MORTGAGE-RELATED: 9.5%
FEDERAL AGENCY CMO & REMIC: 1.6%
Dept. of Veterans Affairs
Trust 1995-1A 1, 7.212%, 2/15/25	827,618	951,531
Trust 1995-2C 3A, 8.793%, 6/15/25	371,475	460,861
Fannie Mae
Trust 2001-T5 A3, 7.50%, 6/19/30	1,039,981	1,161,077
Trust 2002-33 A1, 7.00%, 6/25/32	3,305,578	3,724,020
Trust 2002-86, 6.00%, 8/25/32	9,706,617	10,394,397
Trust 2005-W4 1A2, 6.50%, 8/25/35	16,329,756	18,914,449
Trust 2001-T7 A1, 7.50%, 2/25/41	3,087,807	3,562,378
Trust 2001-T8 A1, 7.50%, 7/25/41	3,453,484	3,853,872
Trust 2001-T4 A1, 7.50%, 7/25/41	2,838,926	3,236,269
Trust 2001-W3 A, 7.00%, 9/25/41	2,617,162	3,033,127
Trust 2001-T10 A2, 7.50%, 12/25/41	3,333,876	3,762,071
Trust 2002-W6 2A1, 6.741%, 6/25/42	3,051,089	3,391,631
Trust 2002-W8 A2, 7.00%, 6/25/42	3,593,164	4,032,759
Trust 2003-W2 1A1, 6.50%, 7/25/42	6,640,007	7,508,395

	PAR VALUE	VALUE
Trust 2003-W2 1A2, 7.00%, 7/25/42	$2,724,060	$3,042,605
Trust 2003-W4 4A, 7.355%, 10/25/42	3,908,395	4,457,338
Trust 2004-T1 1A2, 6.50%, 1/25/44	6,388,572	7,105,510
Trust 2004-W2 5A, 7.50%, 3/25/44	11,324,561	13,118,796
Trust 2004-W8 3A, 7.50%, 6/25/44	1,668,585	1,894,029
Trust 2009-11 MP, 7.00%, 3/25/49	50,112,668	55,390,975
Freddie Mac
Series 2100 GS, 6.50%, 12/15/13	1,632,526	1,706,774
Series 1078 GZ, 6.50%, 5/15/21	574,424	626,145
Series (GN) 16 PK, 7.00%, 8/25/23	6,679,047	7,280,318
Series T-48 1A4, 5.538%, 7/25/33	50,340,035	55,200,995
Series T-051 1A, 6.50%, 9/25/43	330,499	371,855
Series T-59 1A1, 6.50%, 10/25/43	19,705,154	22,051,298

		240,233,475
FEDERAL AGENCY MORTGAGE PASS-THROUGH: 7.9%
Fannie Mae, 10 Year
6.00%, 1/1/12 - 4/1/12	1,911,769	1,974,347
Fannie Mae, 15 Year
6.00%, 7/1/16 - 3/1/22	31,925,580	34,878,364
6.50%, 1/1/13 - 11/1/18	45,735,139	49,654,047
7.00%, 11/1/18	3,430,019	3,776,792
7.50%, 9/1/15 - 8/1/17	17,130,947	18,838,795
Fannie Mae, 20 Year
6.50%, 1/1/22 - 10/1/26	11,971,980	13,392,177
Fannie Mae, 30 Year
5.50%, 5/1/33 - 8/1/37	223,431,409	240,699,965
6.00%, 9/1/36 - 1/1/39	230,944,050	252,659,743
6.50%, 12/1/28 - 11/1/37	151,211,927	169,659,609
7.00%, 4/1/37 - 8/1/37	47,417,202	54,271,359
Fannie Mae, Hybrid ARM
2.041%, 1/1/35	5,985,781	6,231,727
2.108%, 12/1/34	5,499,750	5,582,636
2.45%, 1/1/35	2,895,838	3,035,436
2.528%, 8/1/35	4,677,303	4,913,094
4.768%, 9/1/34	4,969,431	5,231,314
Fannie Mae, Multifamily DUS
Pool 555728, 4.02%, 8/1/13	308,869	322,093
Pool 555162, 4.826%, 1/1/13	13,833,806	14,447,051
Pool 760762, 4.89%, 4/1/12	15,745,000	16,131,766
Pool 555316, 4.918%, 2/1/13	4,071,238	4,255,783
Pool 735387, 4.921%, 4/1/15	11,366,638	12,229,166
Pool 555148, 4.977%, 1/1/13	3,493,557	3,636,039
Pool 555806, 5.159%, 10/1/13	2,219,139	2,361,756
Pool 461628, 5.32%, 4/1/14	9,561,888	10,287,620
Pool 462086, 5.355%, 11/1/15	19,681,291	21,410,005
Pool 545316, 5.615%, 12/1/11	3,001,136	3,033,169
Pool 545685, 5.723%, 4/1/12	8,112,285	8,107,516
Pool 545387, 5.884%, 1/1/12	4,977,360	5,072,600
Pool 545258, 5.913%, 11/1/11	686,866	689,243
Freddie Mac, Hybrid ARM
2.836%, 5/1/34	7,659,612	8,023,702
5.339%, 4/1/37	11,123,399	11,856,416
5.583%, 2/1/38	22,507,259	23,966,235
Freddie Mac Gold, 15 Year
6.00%, 2/1/18	4,610,784	5,005,582
6.50%, 7/1/14 - 3/1/18	20,065,943	21,704,364
7.00%, 4/1/15	25,182	26,087
7.75%, 7/25/21	919,853	1,067,092
Freddie Mac Gold, 20 Year
6.50%, 10/1/26	20,356,412	22,523,098
Freddie Mac Gold, 30 Year
6.00%, 2/1/38	38,057,775	41,416,864
6.50%, 9/1/18 - 1/1/38	47,312,431	53,215,824
7.00%, 11/1/37 - 9/1/38	44,045,721	50,265,873
7.47%, 3/17/23	192,063	221,770
8.50%, 1/1/23	4,479	5,090
Ginnie Mae, 30 Year
7.50%, 11/15/24 - 10/15/25	2,468,351	2,921,568
7.97%, 4/15/20 - 1/15/21	1,374,078	1,584,379

		1,210,587,156

Dodge & Cox Balanced Fund / 2

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2011

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
PRIVATE LABEL CMO & REMIC: 0.0%(e)
Union Planters Mortgage Finance Corp. Series 2000-1 A1, 7.70%, 12/25/24	$2,052,304	$2,226,856

		1,453,047,487
CORPORATE: 10.7%
FINANCIALS: 4.8%
Ally Financial, Inc.
6.875%, 9/15/11	83,755,000	85,325,406
4.50%, 2/11/14	17,000,000	17,000,000
American International Group, Inc. 8.25%, 8/15/18	16,335,000	19,104,420
Bank of America Corp.
5.30%, 3/15/17	41,040,000	42,134,373
7.625%, 6/1/19	6,000,000	6,949,194
8.00%, 12/15/26 (c)	16,960,000	17,341,600
6.625%, 5/23/36 (c)	33,500,000	32,759,315
Barclays PLC(b) (United Kingdom) 5.125%, 1/8/20	25,410,000	25,849,745
Boston Properties, Inc.
5.625%, 4/15/15	28,825,000	31,587,992
5.00%, 6/1/15	2,825,000	3,030,894
Capital One Financial Corp. 6.75%, 9/15/17	44,585,000	51,282,782
CIGNA Corp.
7.65%, 3/1/23	9,525,000	10,834,630
7.875%, 5/15/27	12,675,000	14,830,080
8.30%, 1/15/33	8,845,000	10,597,177
Citigroup, Inc.
6.125%, 11/21/17	53,880,000	58,710,665
7.875%, 10/30/40 (c)	14,252,500	15,625,871
General Electric Co. 5.50%, 1/8/20	32,095,000	33,957,088
Health Net, Inc.
6.375%, 6/1/17	10,250,000	10,583,125
HSBC Holdings PLC(b) (United Kingdom)
5.10%, 4/5/21	3,625,000	3,643,600
6.50%, 5/2/36	18,955,000	19,402,167
6.50%, 9/15/37	8,940,000	9,116,529
JPMorgan Chase & Co.(c)
8.75%, 9/1/30	23,042,000	28,364,241
Royal Bank of Scotland Group PLC(b) (United Kingdom)
4.375%, 3/16/16	7,900,000	7,950,133
5.625%, 8/24/20	8,700,000	8,681,217
6.125%, 1/11/21	17,500,000	17,991,243
SLM Corp. 8.45%, 6/15/18	39,255,000	43,965,600
Travelers Cos., Inc. 6.25%, 6/20/16	9,515,000	10,732,730
Unum Group
7.19%, 2/1/28	8,305,000	8,030,752
7.25%, 3/15/28	2,030,000	2,113,043
6.75%, 12/15/28	11,368,000	10,949,169
WellPoint, Inc. 5.25%, 1/15/16	39,085,000	42,952,187
Wells Fargo & Co. 6.00%, 11/15/17	23,695,000	26,308,582

		727,705,550
INDUSTRIALS: 5.9%
Boston Scientific Corp.
5.45%, 6/15/14	18,940,000	20,213,810
6.25%, 11/15/15	1,055,000	1,136,051
6.40%, 6/15/16	21,405,000	23,338,813
Burlington Northern Santa Fe Corp.(g)
8.251%, 1/15/21	1,077,311	1,334,594
4.967%, 4/1/23	10,621,084	11,205,244
5.72%, 1/15/24	18,011,177	19,601,795
5.629%, 4/1/24	22,889,421	24,922,986
5.342%, 4/1/24	14,935,478	15,492,567

	PAR VALUE	VALUE
Comcast Corp.
5.85%, 11/15/15	$25,895,000	$28,836,491
5.90%, 3/15/16	3,110,000	3,459,399
6.30%, 11/15/17	5,865,000	6,623,028
Cox Communications, Inc.
5.45%, 12/15/14	21,920,000	24,192,731
5.50%, 10/1/15	4,705,000	5,160,322
5.875%, 12/1/16 (d)	24,570,000	27,138,130
CSX Corp. 9.75%, 6/15/20	5,231,000	7,121,075
Dillard’s, Inc.
7.85%, 10/1/12	13,680,000	14,432,400
7.13%, 8/1/18	10,586,000	10,665,395
7.875%, 1/1/23	8,660,000	8,443,500
7.75%, 7/15/26	50,000	48,000
7.75%, 5/15/27	540,000	510,300
7.00%, 12/1/28	15,135,000	13,470,150
Dow Chemical Co.
8.55%, 5/15/19	21,553,000	27,243,940
7.375%, 11/1/29	17,755,000	21,248,616
9.40%, 5/15/39	4,890,000	7,260,980
FedEx Corp.
7.375%, 1/15/14	8,795,000	9,987,022
8.00%, 1/15/19	6,965,000	8,636,440
6.72%, 7/15/23	13,522,912	15,483,734
Ford Motor Credit Co.(g)
5.625%, 9/15/15	23,250,000	24,346,888
5.75%, 2/1/21	25,200,000	24,884,950
HCA, Inc.
6.95%, 5/1/12	48,940,000	50,652,900
6.30%, 10/1/12	8,210,000	8,497,350
6.25%, 2/15/13	18,390,000	19,079,625
6.75%, 7/15/13	4,600,000	4,835,750
Lafarge SA(b) (France)
5.50%, 7/9/15 (d)	4,600,000	4,749,035
6.50%, 7/15/16	32,945,000	34,894,817
Liberty Media Corp.
8.50%, 7/15/29	9,462,000	9,272,760
8.25%, 2/1/30	7,291,000	7,090,497
Macy’s, Inc.
7.45%, 10/15/16	11,410,000	12,493,950
6.90%, 4/1/29	5,235,000	5,300,438
6.90%, 1/15/32	54,699,000	54,425,505
Nordstrom, Inc.
6.25%, 1/15/18	5,510,000	6,305,826
Norfolk Southern Corp. 9.75%, 6/15/20	7,224,000	9,899,098
Reed Elsevier PLC(b) (United Kingdom)
8.625%, 1/15/19	22,475,000	28,481,039
Sprint Nextel Corp.
6.00%, 12/1/16	25,000,000	25,093,750
6.875%, 11/15/28	9,855,000	9,091,237
Time Warner Cable, Inc.
8.75%, 2/14/19	20,265,000	25,265,065
8.25%, 4/1/19	16,145,000	19,668,307
Time Warner, Inc.
7.625%, 4/15/31	31,950,000	36,856,498
7.70%, 5/1/32	13,055,000	15,224,193
Union Pacific Corp.
6.33%, 1/2/20	18,873,523	21,023,860
5.866%, 7/2/30	32,501,994	34,575,602
6.176%, 1/2/31	11,292,611	12,817,736
Xerox Corp.
6.35%, 5/15/18	28,585,000	32,320,345
5.625%, 12/15/19	7,250,000	7,791,046

		902,145,580

		1,629,851,130

TOTAL FIXED INCOME SECURITIES
(Cost $3,196,484,145)		3,410,292,440

3 / Dodge & Cox Balanced Fund	See accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2011

SHORT-TERM INVESTMENTS: 3.2%

	PAR VALUE	VALUE
MONEY MARKET FUND: 0.3%
SSgA Prime Money Market Fund	$45,882,554	$45,882,554

REPURCHASE AGREEMENT: 2.9%
Fixed Income Clearing Corporation(f) 0.04%, dated 3/31/11, due 4/1/11, maturity value $440,944,490	440,944,000	440,944,000

TOTAL SHORT-TERM INVESTMENTS (Cost $486,826,554)		486,826,554

TOTAL INVESTMENTS (Cost $13,266,474,946)	99.5%	15,175,781,273
OTHER ASSETS LESS LIABILITIES	0.5%	76,992,548

NET ASSETS	100.0%	$15,252,773,821

(a)	Non-income producing
(b)	Security denominated in U.S. dollars
(c)	Cumulative preferred security
(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to Qualified Institutional Buyers. As of March 31, 2011, all such securities in total represented $31,887,165 or 0.2% of net assets. These securities have been deemed liquid by Dodge & Cox, investment manager, pursuant to procedures approved by the Fund’s Board of Trustees.

(e)	Rounds to 0.0%
(f)	Repurchase agreement is collateralized by Freddie Mac 0.00%, 9/30/11-12/20/11. Total collateral value is $449,767,088.
(g)	Subsidiary (see below)

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen for tax purposes, the Fund uses the country designation of an appropriate broad-based market index. In that circumstance, two countries are listed - the country of incorporation and the country designated by an appropriate index, respectively.

Fixed income securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries.

ADR: American Depositary Receipt

ARM: Adjustable Rate Mortgage

CMO: Collateralized Mortgage Obligation

DUS: Delegated Underwriting and Servicing

REMIC: Real Estate Mortgage Investment Conduit

FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Depreciation
10 Year U.S. Treasury Note-Short Position	3,527	Jun 2011	$(419,823,219)	$(1,332,015)

Dodge & Cox Balanced Fund / 4

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Stocks are valued at the official quoted close price or the last sale of the day at the close of the NYSE or, if not available, at the mean between the exchange-listed bid and ask prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Fixed income securities with original maturities of one year or more are priced on the basis of valuations furnished by pricing services which utilize both dealer-supplied valuations and pricing models. Under certain circumstances, fixed income securities that are not valued by pricing services are temporarily valued by the investment manager utilizing both dealer-supplied valuations and pricing models. Valuations of fixed income securities take into account appropriate factors such as institutional-size trading markets in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data and do not rely exclusively upon exchange or over-the-counter listed prices. Security values are not discounted based on the size of the Fund’s position. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Treasury futures contracts are valued daily at the closing settlement price on the exchange. Short-term securities are valued at amortized cost which approximates current value. All securities held by the Fund are denominated in U.S. dollars.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of March 31, 2011:

Classification	LEVEL 1 (Quoted Prices)		LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Securities
Common Stocks(a)	$11,278,662,279		$—	$—
Fixed Income Securities
U.S. Treasury	87,200,061		—	—
Government-Related	—		240,193,762	—
Mortgage-Related	—		1,453,047,487	—
Corporate	—		1,629,851,130	—
Short-term Investments
Money Market Fund	45,882,554		—	—
Repurchase Agreement	—		440,944,000	—

Total Securities	$11,411,744,894		$3,764,036,379	$—

Other Financial Instruments
Futures Contracts	$(1,332,015	)(b)	$—	$—

(a)	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.
(b)	Represents unrealized depreciation on futures contracts.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At March 31, 2011, the cost of investments for federal income tax purposes was $13,275,643,124. Net unrealized appreciation aggregated $1,900,138,149, of which $2,752,586,852 represented appreciated securities and $852,448,703 represented depreciated securities.

Other. For more information please see the Fund’s most recent Prospectus and Annual Report on the Fund’s website www.dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Dodge & Cox Funds. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Dodge & Cox Funds at 800-621-3979 or visit the Dodge & Cox Funds website at www.dodgeandcox.com.

DODGE & COX INCOME FUND PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2011

FIXED INCOME SECURITIES: 97.6%

	PAR VALUE	VALUE
U.S. TREASURY AND GOVERNMENT-RELATED: 9.9%
U.S. TREASURY: 3.8%
U.S. Treasury Note
0.875%, 5/31/11	$75,290,000	$75,384,112
1.00%, 7/31/11	200,000,000	200,570,400
1.00%, 8/31/11	305,000	306,049
0.875%, 2/29/12	200,000,000	201,046,000
0.625%, 2/28/13	200,000,000	199,507,800
1.25%, 3/15/14	200,000,000	199,938,000

		876,752,361
GOVERNMENT-RELATED: 6.1%
Arkansas Dev. Fin. Auth. GNMA Guaranteed Bonds 9.75%, 11/15/14	30,362	31,377
California Taxable General Obligation
5.25%, 4/1/14	35,800,000	37,407,778
6.20%, 3/1/19	6,435,000	6,815,308
6.20%, 10/1/19	20,285,000	21,556,667
7.50%, 4/1/34	129,755,000	139,634,546
5.65%, 4/1/39, (mandatory put, 4/1/13)	18,785,000	19,713,167
7.55%, 4/1/39	251,633,000	273,522,555
7.30%, 10/1/39	108,650,000	114,544,262
7.625%, 3/1/40	55,395,000	60,599,360
7.60%, 11/1/40	25,225,000	27,582,781
Illinois Taxable General Obligation
5.365%, 3/1/17	126,625,000	126,523,700
5.665%, 3/1/18	38,570,000	38,496,331
Los Angeles Unified School District Taxable General Obligation 6.758%, 7/1/34	103,895,000	108,817,545
New Jersey State Turnpike Authority Revenue Bonds 7.102%, 1/1/41	93,120,000	100,140,317
New Valley Generation V 4.929%, 1/15/21	317,571	344,712
Small Business Administration - 504 Program
Series 91-20K, 8.25%, 11/1/11	38,548	39,149
Series 92-20B, 8.10%, 2/1/12	58,985	60,710
Series 92-20C, 8.20%, 3/1/12	86,533	89,388
Series 92-20D, 8.20%, 4/1/12	33,392	33,891
Series 92-20G, 7.60%, 7/1/12	207,978	212,655
Series 92-20H, 7.40%, 8/1/12	115,999	119,531
Series 92-20I, 7.05%, 9/1/12	118,163	122,814
Series 92-20J, 7.00%, 10/1/12	181,480	184,920
Series 92-20K, 7.55%, 11/1/12	252,061	257,873
Series 92-20L, 7.45%, 12/1/12	95,744	98,312
Series 93-20B, 7.00%, 2/1/13	175,233	184,145
Series 93-20C, 6.50%, 3/1/13	634,907	656,157
Series 93-20D, 6.75%, 4/1/13	169,491	173,195
Series 93-20E, 6.55%, 5/1/13	1,003,715	1,028,869
Series 93-20F, 6.65%, 6/1/13	338,552	353,303
Series 93-20L, 6.30%, 12/1/13	552,564	569,032
Series 94-20A, 6.50%, 1/1/14	571,870	588,931
Series 94-20D, 7.70%, 4/1/14	191,256	196,055
Series 94-20E, 7.75%, 5/1/14	735,157	767,131
Series 94-20F, 7.60%, 6/1/14	336,248	347,484
Series 94-20G, 8.00%, 7/1/14	299,175	321,499
Series 94-20H, 7.95%, 8/1/14	196,238	204,443
Series 94-20I, 7.85%, 9/1/14	189,856	201,170
Series 94-20K, 8.65%, 11/1/14	201,961	206,226
Series 94-20L, 8.40%, 12/1/14	217,415	224,299
Series 95-20A, 8.50%, 1/1/15	79,321	84,238
Series 95-20C, 8.10%, 3/1/15	175,859	184,765
Series 97-20E, 7.30%, 5/1/17	498,240	543,667
Series 97-20H, 6.80%, 8/1/17	52,155	57,098
Series 97-20J, 6.55%, 10/1/17	775,155	842,960
Series 97-20L, 6.55%, 12/1/17	41,707	45,528
Series 98-20B, 6.15%, 2/1/18	29,614	32,268
Series 98-20C, 6.35%, 3/1/18	2,985,204	3,265,514
Series 98-20H, 6.15%, 8/1/18	1,106,182	1,206,438

	PAR VALUE	VALUE
Series 98-20L, 5.80%, 12/1/18	$845,189	$911,321
Series 99-20C, 6.30%, 3/1/19	786,296	857,551
Series 99-20E, 6.30%, 5/1/19	20,219	21,828
Series 99-20G, 7.00%, 7/1/19	1,997,332	2,201,733
Series 99-20I, 7.30%, 9/1/19	536,361	594,536
Series 00-20C, 7.625%, 3/1/20	24,201	26,898
Series 00-20G, 7.39%, 7/1/20	29,412	32,571
Series 01-20G, 6.625%, 7/1/21	5,625,243	6,124,911
Series 01-20L, 5.78%, 12/1/21	15,373,956	16,521,147
Series 02-20A, 6.14%, 1/1/22	104,262	114,237
Series 02-20L, 5.10%, 12/1/22	4,092,028	4,346,209
Series 03-20G, 4.35%, 7/1/23	203,129	211,995
Series 04-20L, 4.87%, 12/1/24	4,930,769	5,294,846
Series 05-20B, 4.625%, 2/1/25	6,699,609	7,037,116
Series 05-20D, 5.11%, 4/1/25	353,457	374,322
Series 05-20E, 4.84%, 5/1/25	13,310,945	14,076,934
Series 05-20G, 4.75%, 7/1/25	11,705,827	12,383,025
Series 05-20H, 5.11%, 8/1/25	146,298	155,805
Series 05-20I, 4.76%, 9/1/25	12,951,646	13,655,920
Series 06-20A, 5.21%, 1/1/26	14,368,494	15,323,029
Series 06-20B, 5.35%, 2/1/26	4,161,023	4,464,299
Series 06-20C, 5.57%, 3/1/26	19,962,715	21,406,610
Series 06-20G, 6.07%, 7/1/26	35,130,510	37,913,085
Series 06-20H, 5.70%, 8/1/26	289,652	312,726
Series 06-20J, 5.37%, 10/1/26	12,586,989	13,536,825
Series 06-20L, 5.12%, 12/1/26	9,599,038	10,246,119
Series 07-20A, 5.32%, 1/1/27	18,536,045	19,765,685
Series 07-20C, 5.23%, 3/1/27	29,274,312	31,196,145
Series 07-20D, 5.32%, 4/1/27	32,078,909	34,321,097
Series 07-20G, 5.82%, 7/1/27	20,334,403	22,460,074

		1,385,122,663

		2,261,875,024
MORTGAGE-RELATED: 41.5%
FEDERAL AGENCY CMO & REMIC: 2.7%
Dept. of Veterans Affairs
Trust 1995-2D 4A, 9.293%, 5/15/25	245,835	293,246
Trust 1997-2Z, 7.50%, 6/15/27	20,350,663	23,319,123
Trust 1998-2 2A PT, 8.861%, 8/15/27	73,048	83,325
Trust 1998-1 1A, 8.196%, 3/15/28	656,742	779,345
Fannie Mae
Trust 1998-58 PX, 6.50%, 9/25/28	1,403,153	1,535,084
Trust 1998-58 PC, 6.50%, 10/25/28	8,015,557	8,768,463
Trust 2001 T-5 A2, 7.00%, 2/19/30	81,515	87,492
Trust 2001-T5 A3, 7.50%, 6/19/30	397,448	443,727
Trust 2001-69 PQ, 6.00%, 12/25/31	10,549,650	11,569,472
Trust 2002-33 A1, 7.00%, 6/25/32	3,958,462	4,459,549
Trust 2008-24 GD, 6.50%, 3/25/37	16,113,503	17,382,354
Trust 2001-T3 A1, 7.50%, 11/25/40	221,662	246,662
Trust 2010-123 WT, 7.00%, 11/25/40	260,566,400	289,571,870
Trust 2001-T7 A1, 7.50%, 2/25/41	44,112	50,891
Trust 2001-T4 A1, 7.50%, 7/25/41	3,377,893	3,850,671
Trust 2001-T10 A1, 7.00%, 12/25/41	5,274,712	5,923,172
Trust 2002-T12 A3, 7.50%, 5/25/42	81,067	94,721
Trust 2002-90 A1, 6.50%, 6/25/42	7,019,041	8,130,024
Trust 2002-W6 2A1, 6.741%, 6/25/42	5,446,438	6,054,333
Trust 2002-W8 A2, 7.00%, 6/25/42	2,889,482	3,242,987
Trust 2003-W2 1A2, 7.00%, 7/25/42	17,609,190	19,668,364
Trust 2003-W4 3A, 6.817%, 10/25/42	5,576,232	6,321,531
Trust 2003-07 A1, 6.50%, 12/25/42	6,982,511	8,087,711
Trust 2003-W1 1A1, 6.399%, 12/25/42	11,198,135	12,970,589
Trust 2003-W1 2A, 7.279%, 12/25/42	5,199,684	5,909,828
Trust 2004-T1 1A2, 6.50%, 1/25/44	109,532	121,824
Trust 2004-W2 2A2, 7.00%, 2/25/44	262,315	312,401
Trust 2004-W2 5A, 7.50%, 3/25/44	18,430,876	21,351,018
Trust 2004-W8 3A, 7.50%, 6/25/44	12,112,813	13,749,386
Trust 2005-W1 1A3, 7.00%, 10/25/44	12,697,106	14,867,518
Trust 2001-79 BA, 7.00%, 3/25/45	1,371,745	1,578,793
Trust 2006-W1 1A1, 6.50%, 12/25/45	1,400,162	1,621,781
Trust 2006-W1 1A2, 7.00%, 12/25/45	9,807,593	11,680,230
Trust 2006-W1 1A3, 7.50%, 12/25/45	156,839	181,725

1 / Dodge & Cox Income Fund

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2011

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
Trust 2006-W1 1A4, D8.00%, 12/25/45	$11,300,969	$13,783,650
Trust 2007-W10 1A, 6.183%, 8/25/47	52,516,612	58,687,313
Trust 2007-W10 2A, 6.195%, 8/25/47	14,728,384	15,961,983
Freddie Mac
Series 3312 AB, 6.50%, 6/15/32	15,622,227	16,816,190
Series T-41 2A, 6.731%, 7/25/32	53,381	60,082
Series T-48 1A, 6.465%, 7/25/33	5,125,084	6,074,025
Series T-051 1A, 6.50%, 9/25/43	112,370	126,431

		615,818,884
FEDERAL AGENCY MORTGAGE PASS-THROUGH: 38.8%
Fannie Mae, 10 Year
6.00%, 11/1/16	6,377,857	6,977,363
Fannie Mae, 15 Year
5.50%, 4/1/16-1/1/25	1,231,541,948	1,334,494,375
6.00%, 7/1/16-3/1/23	484,128,747	529,010,585
6.50%, 11/1/12-12/1/19	68,982,866	75,522,804
7.00%, 12/1/11-11/1/17	96,753	105,862
7.50%, 11/1/14-8/1/17	5,894,297	6,469,653
8.00%, 2/1/13	1,433	1,479
Fannie Mae, 20 Year
6.00%, 2/1/28	27,416,923	29,845,387
6.50%, 4/1/19-10/1/24	28,871,668	31,941,760
Fannie Mae, 30 Year
5.50%, 2/1/33-8/1/37	818,790,726	882,262,904
6.00%, 11/1/28-9/1/40	1,887,442,845	2,063,491,066
6.50%, 12/1/32-8/1/39	893,246,323	1,000,801,645
7.00%, 4/1/32-12/1/37	583,647,251	668,094,421
8.00%, 11/1/11-1/1/12	15,445	15,644
Fannie Mae, Hybrid ARM
2.07%, 11/1/35	6,303,830	6,574,174
2.128%, 4/1/35	9,306,592	9,601,361
2.271%, 9/1/34	8,153,794	8,529,108
2.425%, 10/1/34	7,443,206	7,756,193
2.433%, 12/1/35	7,680,469	8,071,902
2.478%, 10/1/33	7,312,975	7,648,642
2.481%, 7/1/35	5,589,516	5,808,239
2.488%, 7/1/35	6,060,727	6,288,640
2.497%, 1/1/36	11,389,690	11,732,292
2.526%, 8/1/34	2,152,493	2,263,293
2.591%, 8/1/35	8,337,991	8,677,219
2.627%, 6/1/35	4,072,238	4,243,292
2.637%, 1/1/36	13,181,739	13,858,202
2.639%, 8/1/35	21,648,375	22,484,700
2.651%, 12/1/36	10,488,326	11,012,290
2.699%, 7/1/35	5,799,970	6,086,085
2.744%, 10/1/35	9,815,371	10,321,851
2.763%, 7/1/34	7,263,319	7,634,034
2.912%, 10/1/35	7,561,334	7,937,899
2.944%, 11/1/36	8,551,846	8,974,959
2.955%, 9/1/35	9,860,182	10,356,915
3.986%, 1/1/35	8,049,939	8,313,936
4.459%, 8/1/34	7,725,534	8,123,235
4.489%, 1/1/35	4,886,497	5,094,553
4.851%, 8/1/35	23,299,724	24,816,306
5.11%, 7/1/35	7,521,465	8,009,843
5.226%, 9/1/38	4,800,626	5,107,005
5.243%, 1/1/37	10,354,647	10,860,032
5.261%, 9/1/38	4,228,004	4,500,092
5.355%, 10/1/38	23,609,549	25,149,438
5.371%, 10/1/38	15,218,343	16,207,267
5.488%, 2/1/37	22,919,549	24,184,880
Fannie Mae, Multifamily DUS
Pool 555728, 4.02%, 8/1/13	188,753	196,834
Pool 760744, 4.75%, 3/1/15	13,590,000	14,539,229
Pool 555162, 4.826%, 1/1/13	13,921,447	14,538,578
Pool 555191, 4.856%, 2/1/13	13,749,881	14,394,294
Pool 555317, 4.871%, 4/1/13	24,996	26,223
Pool 735745, 4.989%, 1/1/17	194,981	211,058
Pool 555806, 5.159%, 10/1/13	81,639	86,886
Pool 745629, 5.16%, 1/1/18	372,182	401,954
Pool 545892, 5.235%, 10/1/12	41,212,832	42,799,126

	PAR VALUE	VALUE
Pool 462084, 5.275%, 11/1/15	$58,990	$64,015
Pool 888559, 5.424%, 6/1/17	35,955,017	39,223,827
Pool 888381, 5.505%, 4/1/17	86,873	93,334
Pool 888015, 5.546%, 11/1/16	47,232,792	50,756,469
Pool 545316, 5.615%, 12/1/11	83,753	84,647
Pool 555172, 5.678%, 12/1/12	2,769,309	2,838,025
Pool 545685, 5.723%, 4/1/12	7,909,288	7,904,638
Pool 545987, 5.835%, 9/1/12	18,135,120	18,920,599
Pool 545387, 5.884%, 1/1/12	110,756	112,875
Pool 545210, 5.899%, 10/1/11	113,735	113,670
Pool 545258, 5.913%, 11/1/11	36,151	36,276
Pool 545708, 6.062%, 5/1/12	1,663,960	1,695,257
Pool 545547, 6.063%, 3/1/12	10,103,305	10,293,744
Pool 745936, 6.079%, 8/1/16	915,371	988,004
Pool 535869, 6.085%, 5/1/11	46,346	46,667
Pool 545209, 6.119%, 10/1/11	17,602,641	17,592,826
Pool 545527, 6.129%, 2/1/12	7,923,400	8,115,169
Pool 545059, 6.199%, 5/1/11	3,963,115	3,961,028
Pool 545179, 6.272%, 9/1/11	9,884,018	9,878,615
Freddie Mac, 30 Year
6.50%, 10/1/37	300,951	337,295
Freddie Mac, Hybrid ARM
1.92%, 1/1/36	6,447,424	6,614,408
2.375%, 1/1/35	6,907,847	7,245,758
2.498%, 1/1/36	27,471,573	28,710,947
2.50%, 2/1/34-4/1/35	21,616,243	22,570,216
2.514%, 1/1/36	9,859,602	10,374,504
2.615%, 3/1/35	4,332,519	4,553,494
2.718%, 10/1/35	9,248,933	9,727,723
2.739%, 8/1/35	6,002,042	6,301,605
2.88%, 4/1/36	14,130,222	14,886,423
2.949%, 9/1/33	25,584,422	26,836,326
3.016%, 8/1/34	4,024,556	4,237,744
3.036%, 9/1/35	12,631,156	13,292,865
3.072%, 8/1/35	8,401,661	8,837,487
3.431%, 8/1/36	8,920,754	9,301,646
4.823%, 2/1/35	4,065,299	4,275,964
4.886%, 6/1/38	27,019,396	28,520,525
4.91%, 4/1/38	28,738,875	30,342,876
5.106%, 4/1/38	37,011,514	39,146,921
5.139%, 5/1/37	12,305,255	13,108,515
5.29%, 2/1/38	27,938,943	29,703,462
5.315%, 1/1/37	11,320,818	11,898,371
5.322%, 7/1/37	32,066,679	34,188,043
5.339%, 4/1/37	6,959,188	7,417,790
5.405%, 3/1/37	16,011,396	16,897,979
5.498%, 4/1/37	21,889,359	23,299,078
Freddie Mac Gold, 10 Year
6.00%, 9/1/16	2,947,496	3,199,876
Freddie Mac Gold, 15 Year
5.50%, 10/1/16-12/1/24	71,199,003	77,557,493
6.00%, 8/1/16-11/1/23	148,223,474	161,529,194
6.50%, 4/1/12-9/1/18	23,310,517	25,311,635
7.00%, 12/1/11-3/1/12	19,550	19,573
Freddie Mac Gold, 20 Year
5.50%, 11/1/23	29,967,936	32,382,398
6.00%, 7/1/25-12/1/27	161,956,965	176,165,126
6.50%, 7/1/21-10/1/26	17,232,177	19,065,315
Freddie Mac Gold, 30 Year
5.50%, 3/1/34-7/1/35	124,875,468	134,162,964
6.00%, 2/1/33-6/1/38	317,621,804	346,185,528
6.50%, 5/1/17-10/1/38	205,630,464	230,205,273
7.00%, 4/1/31-11/1/38	29,158,212	33,336,381
7.90%, 2/17/21	1,415,475	1,618,499
Ginnie Mae, 30 Year
7.00%, 5/15/28	1,108,175	1,273,818
7.50%, 9/15/17-5/15/25	3,819,231	4,495,693
7.80%, 6/15/20-1/15/21	1,063,053	1,219,366
7.85%, 1/15/21-10/15/21	23,839	27,566
8.00%, 9/15/20	20,434	22,925

		8,875,583,280

Dodge & Cox Income Fund / 2

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2011

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
PRIVATE LABEL CMO & REMIC(f): 0.0%
GSMPS Mortgage Loan Trust(b) Series 2004-4 1A4, 8.50%, 6/25/34	$8,434,277	$8,631,066

		9,500,033,230
ASSET-BACKED: 0.1%
STUDENT LOAN: 0.1%
SLM Student Loan Trust
Series 2008-3 A1, 0.803%, 1/25/14	4,112,377	4,119,464
Series 2007-8 A1, 0.533%, 7/27/15	1,121,149	1,121,389
Series 2006-8 A2, 0.303%, 10/25/16	1,425,746	1,425,548
Series 2005-2 A4, 0.383%, 4/25/17	11,057,225	11,035,192
Series 2007-3 A2, 0.313%, 10/25/17	8,690,137	8,633,100

		26,334,693
CORPORATE: 46.1%
FINANCIALS: 19.7%
Ally Financial, Inc.
6.875%, 9/15/11	424,197,000	432,150,694
6.875%, 8/28/12	42,295,000	44,409,750
4.50%, 2/11/14	105,085,000	105,085,000
8.00%, 11/1/31	31,191,000	33,998,190
American International Group, Inc. 8.25%, 8/15/18	91,175,000	106,632,718
Bank of America Corp.
7.375%, 5/15/14	7,475,000	8,441,697
5.30%, 3/15/17	105,400,000	108,210,596
7.625%, 6/1/19	175,781,000	203,589,378
5.625%, 7/1/20	80,990,000	83,150,489
8.00%, 12/15/26(a)	15,420,000	15,766,950
5.625%, 3/8/35(a)	70,800,000	61,783,691
6.625%, 5/23/36(a)	148,443,000	145,160,925
Barclays PLC(c) (United Kingdom) 5.125%, 1/8/20	172,630,000	175,617,535
Boston Properties, Inc.
6.25%, 1/15/13	18,241,000	19,697,872
5.625%, 4/15/15	35,570,000	38,979,527
5.00%, 6/1/15	17,569,000	18,849,481
5.875%, 10/15/19	35,260,000	38,286,718
5.625%, 11/15/20	53,115,000	56,891,052
4.125%, 5/15/21	6,725,000	6,396,195
2.875%, 2/15/37	27,300,000	27,641,250
Capital One Financial Corp.
7.375%, 5/23/14	44,855,000	51,484,255
6.75%, 9/15/17	190,275,000	218,859,062
CIGNA Corp.
6.375%, 10/15/11	28,790,000	29,659,199
8.50%, 5/1/19	70,061,000	88,551,569
7.65%, 3/1/23	6,172,000	7,020,613
7.875%, 5/15/27	29,790,000	34,855,075
8.30%, 1/15/33	7,750,000	9,285,259
6.15%, 11/15/36	61,920,000	63,152,827
Citigroup, Inc.
4.75%, 5/19/15	28,905,000	30,298,337
6.125%, 11/21/17	168,498,000	183,604,857
2.013%, 5/15/18	168,545,000	168,568,596
7.875%, 10/30/40(a)	104,907,625	115,016,524
General Electric Co.
5.90%, 5/13/14	29,530,000	32,593,147
5.50%, 1/8/20	134,380,000	142,176,459
Health Net, Inc. 6.375%, 6/1/17	79,930,000	82,527,725
HSBC Holdings PLC(c) (United Kingdom)
5.10%, 4/5/21	48,110,000	48,356,852
9.30%, 6/1/21	100,000	123,122
6.50%, 5/2/36	73,940,000	75,684,319
6.50%, 9/15/37	91,616,000	93,425,050
JPMorgan Chase & Co.
4.95%, 3/25/20	46,340,000	47,111,607
8.75%, 9/1/30(a)	46,463,000	57,195,024
5.85%, 8/1/35(a)	28,070,000	27,087,101
6.80%, 10/1/37(a)	28,253,000	28,398,051

	PAR VALUE	VALUE
Liberty Mutual Group, Inc.(b) 7.25%, 9/1/12	$18,215,000	$19,289,011
Royal Bank of Scotland Group PLC(c) (United Kingdom)
4.375%, 3/16/16	58,615,000	58,986,971
5.625%, 8/24/20	42,915,000	42,822,346
6.125%, 1/11/21	131,990,000	135,695,091
SLM Corp.
8.45%, 6/15/18	146,374,000	163,938,880
8.00%, 3/25/20	86,445,000	94,225,050
Travelers Cos., Inc.
5.50%, 12/1/15	14,312,000	15,865,840
6.25%, 6/20/16	44,745,000	50,471,465
5.75%, 12/15/17	36,090,000	39,785,436
3.90%, 11/1/20	20,075,000	19,032,184
Unum Group
6.85%, 11/15/15(b)	21,180,000	23,574,208
7.19%, 2/1/28	11,640,000	11,255,624
7.25%, 3/15/28	25,730,000	26,782,563
6.75%, 12/15/28	8,240,000	7,936,414
WellPoint, Inc.
6.375%, 1/15/12	7,662,000	8,006,200
5.00%, 12/15/14	15,750,000	17,227,665
5.25%, 1/15/16	139,398,000	153,190,456
5.875%, 6/15/17	16,511,000	18,519,877
7.00%, 2/15/19	70,928,000	84,070,746
Wells Fargo & Co.
6.00%, 11/15/17	86,500,000	96,041,036
5.625%, 12/11/17	15,000	16,383
5.75%, 2/1/18	36,525,000	40,237,620

		4,492,745,404
INDUSTRIALS: 26.4%
AT&T, Inc. 8.00%, 11/15/31	160,190,000	200,705,575
BHP Billiton, Ltd.(c) (Australia) 5.50%, 4/1/14	49,875,000	55,311,026
Boston Scientific Corp.
5.45%, 6/15/14	71,258,000	76,050,457
6.25%, 11/15/15	15,000,000	16,152,390
6.40%, 6/15/16	112,089,000	122,215,569
6.00%, 1/15/20	15,965,000	16,728,398
Burlington Northern Santa Fe Corp.(e)
4.30%, 7/1/13	7,883,000	8,356,027
4.875%, 1/15/15	13,285,000	14,418,915
4.70%, 10/1/19	77,795,000	81,226,071
7.57%, 1/2/21	18,139,754	21,200,907
8.251%, 1/15/21	6,315,862	7,824,217
4.967%, 4/1/23	28,024	29,565
5.72%, 1/15/24	22,501,423	24,488,588
5.629%, 4/1/24	34,948,799	38,053,756
5.342%, 4/1/24	8,293,365	8,602,705
5.996%, 4/1/24	63,973,290	71,584,916
Comcast Corp.
5.85%, 11/15/15	25,435,000	28,324,238
5.90%, 3/15/16	41,990,000	46,707,451
6.50%, 1/15/17	42,070,000	47,907,423
6.30%, 11/15/17	16,445,000	18,570,450
5.875%, 2/15/18	70,335,000	77,537,234
5.70%, 5/15/18	2,700,000	2,939,004
6.45%, 3/15/37	3,120,000	3,196,222
6.95%, 8/15/37	10,674,000	11,620,613
Consolidated Rail Corp. 6.76%, 5/25/15	160,847	173,068
Covidien PLC(c) (Ireland) 6.00%, 10/15/17	32,790,000	37,370,370
Cox Communications, Inc.
5.45%, 12/15/14	67,804,000	74,834,122
5.50%, 10/1/15	50,000	54,839
5.875%, 12/1/16 (b)	78,515,000	86,721,623
9.375%, 1/15/19 (b)	144,319,000	187,489,575

3 / Dodge & Cox Income Fund

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2011

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
CSX Corp.
8.375%, 10/15/14	$46,067	$53,412
9.75%, 6/15/20	10,377,000	14,126,438
6.251%, 1/15/23	20,605,571	22,603,027
Dillard’s, Inc.
7.85%, 10/1/12	2,300,000	2,426,500
7.13%, 8/1/18	24,115,000	24,295,862
7.75%, 7/15/26	21,666,000	20,799,360
7.75%, 5/15/27	13,013,000	12,297,285
7.00%, 12/1/28	28,950,000	25,765,500
Dow Chemical Co.
8.55%, 5/15/19	129,742,000	163,999,597
7.375%, 11/1/29	49,544,000	59,292,674
9.40%, 5/15/39	44,190,000	65,616,096
FedEx Corp.
7.375%, 1/15/14	22,740,000	25,822,043
8.00%, 1/15/19	18,610,000	23,075,972
6.72%, 7/15/23	20,559,607	23,540,750
7.65%, 7/15/24	2,442,878	2,760,452
Ford Motor Credit Co.(e)
7.25%, 10/25/11	268,390,000	276,194,781
7.80%, 6/1/12	525,000	556,667
5.625%, 9/15/15	165,800,000	173,622,112
5.75%, 2/1/21	159,375,000	157,382,494
General Electric Co. 5.00%, 2/1/13	31,739,000	33,814,953
HCA, Inc.
6.95%, 5/1/12	152,243,000	157,571,505
6.30%, 10/1/12	51,122,000	52,911,270
6.25%, 2/15/13	72,788,000	75,517,550
6.75%, 7/15/13	66,926,000	70,355,957
5.75%, 3/15/14	52,146,000	53,123,737
6.50%, 2/15/16	101,926,000	103,709,705
Hewlett-Packard Co. 6.125%, 3/1/14	116,875,000	130,910,519
Lafarge SA(c) (France)
5.50%, 7/9/15 (b)	124,700,000	128,740,155
6.50%, 7/15/16	103,501,000	109,626,603
Liberty Media Corp.
8.50%, 7/15/29	12,117,000	11,874,660
8.25%, 2/1/30	29,479,000	28,668,327
Macy’s, Inc.
8.00%, 7/15/12	11,872,000	12,703,040
7.625%, 8/15/13	7,530,000	8,132,400
8.375%, 7/15/15	75,935,000	88,274,437
5.90%, 12/1/16	33,309,000	35,807,175
6.65%, 7/15/24	40,251,000	41,056,020
7.00%, 2/15/28	39,090,000	39,480,900
6.70%, 9/15/28	23,175,000	22,421,812
6.90%, 4/1/29	50,394,000	51,023,925
6.90%, 1/15/32	54,020,000	53,749,900
6.70%, 7/15/34	86,392,000	85,744,060
6.375%, 3/15/37	26,705,000	26,705,000
Nordstrom, Inc.
6.75%, 6/1/14	44,300,000	50,621,256
6.25%, 1/15/18	16,835,000	19,266,530
6.95%, 3/15/28	12,970,000	14,610,121
Norfolk Southern Corp.
7.70%, 5/15/17	29,475,000	36,145,134
9.75%, 6/15/20	14,188,000	19,441,916
Pfizer, Inc.
5.50%, 2/1/14	110,940,000	122,341,193
5.50%, 2/15/16	55,525,000	62,131,420
5.45%, 4/1/17	63,508,000	70,978,255
6.20%, 3/15/19	36,008,000	41,493,927
Reed Elsevier PLC(c) (United Kingdom)
7.75%, 1/15/14	6,300,000	7,189,610
8.625%, 1/15/19	112,895,000	143,064,157
Roche Holding AG(b),(c) (Switzerland) 6.00%, 3/1/19	18,040,000	20,447,817
Sprint Nextel Corp.
6.00%, 12/1/16	121,305,000	121,759,894
6.90%, 5/1/19	26,195,000	27,046,337

	PAR VALUE	VALUE
6.875%, 11/15/28	$24,335,000	$22,449,037
Time Warner Cable, Inc.
8.75%, 2/14/19	82,269,000	102,567,559
8.25%, 4/1/19	144,401,000	175,913,486
Time Warner, Inc.
7.625%, 4/15/31	186,818,000	215,507,267
7.70%, 5/1/32	157,688,000	183,889,123
Union Pacific Corp.
5.375%, 5/1/14	22,886,000	25,088,961
4.875%, 1/15/15	10,764,000	11,659,188
6.85%, 1/2/19	5,390,908	6,035,515
7.875%, 1/15/19	13,425,000	16,758,360
6.70%, 2/23/19	6,021,904	6,830,680
7.60%, 1/2/20	1,339,245	1,562,753
6.125%, 2/15/20	47,890,000	54,966,753
6.061%, 1/17/23	15,262,828	16,754,300
4.698%, 1/2/24	5,335,750	5,489,137
5.082%, 1/2/29	10,305,574	10,786,568
5.866%, 7/2/30	55,149,057	58,667,533
6.176%, 1/2/31	40,036,317	45,443,428
Xerox Corp.
8.25%, 5/15/14	36,000,000	42,085,476
6.40%, 3/15/16	73,116,000	82,873,988
7.20%, 4/1/16	25,841,000	29,684,435
6.75%, 2/1/17	64,004,000	73,486,833
6.35%, 5/15/18	109,312,000	123,596,346
5.625%, 12/15/19	68,622,000	73,743,054

		6,044,927,293

		10,537,672,697

TOTAL FIXED INCOME SECURITIES (Cost $21,072,076,782)		22,325,915,644

Dodge & Cox Income Fund / 4

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2011

SHORT-TERM INVESTMENTS: 1.5%

	PAR VALUE	VALUE
COMMERCIAL PAPER: 0.8%
Reed Elsevier, Inc.(b)
4/14/11	50,000,000	49,994,222
4/26/11	50,000,000	49,988,889
WellPoint, Inc.(b)
4/11/11	50,000,000	49,996,389
4/13/11	25,000,000	24,997,833

		174,977,333
MONEY MARKET FUND: 0.3%
SSgA Prime Money Market Fund	68,555,980	68,555,977
REPURCHASE AGREEMENT: 0.4%
Fixed Income Clearing Corporation(d) 0.04%, dated 3/31/11, due 4/1/11, maturity value $99,805,111	99,805,000	99,805,000

TOTAL SHORT-TERM INVESTMENTS (Cost $343,338,310)		343,338,310

TOTAL INVESTMENTS (Cost $21,415,415,092)	99.1%	22,669,253,954
OTHER ASSETS LESS LIABILITIES	0.9%	214,851,047

NET ASSETS	100.0%	$22,884,105,001

(a)	Cumulative preferred security
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2011, all such securities in total represented $649,870,788 or 2.8% of net assets. These securities have been deemed liquid by Dodge & Cox, investment manager, pursuant to procedures approved by the Fund’s Board of Trustees.

(c)	Security denominated in U.S. dollars
(d)	Repurchase agreement is collateralized by Fannie Mae 2.00%, 6/24/13; Federal Home Loan Bank 1.125%, 5/18/12; and Freddie Mac 0.00%-4.50%, 9/30/11-7/15/13. Total collateral value is $101,803,250.
(e)	Subsidiary (see below)
(f)	Rounds to 0.0%

Fixed income securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries.

ARM: Adjustable Rate Mortgage

CMO: Collateralized Mortgage Obligation

DUS: Delegated Underwriting and Servicing

REMIC: Real Estate Mortgage Investment Conduit

FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Depreciation
10 Year U.S. Treasury Note- short position	11,474	Jun 2011	$(1,365,764,563)	$(4,368,885)

5 / Dodge & Cox Income Fund

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Fixed income securities with original maturities of one year or more are priced on the basis of valuations furnished by pricing services which utilize both dealer-supplied valuations and pricing models. Under certain circumstances, fixed income securities that are not valued by pricing services are temporarily valued by the investment manager utilizing both dealer-supplied valuations and pricing models. Valuations of fixed income securities take into account appropriate factors such as institutional-size trading markets in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data and do not rely exclusively upon exchange or over-the-counter listed prices. Security values are not discounted based on the size of the Fund’s position. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Treasury futures contracts are valued daily at the closing settlement price on the exchange. Short-term securities are valued at amortized cost which approximates current value. All securities held by the Fund are denominated in U.S. dollars.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of March 31, 2011:

Classification	LEVEL 1 (Quoted Prices)		LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Securities
Fixed Income Securities
U.S. Treasury	$876,752,361		$—	$—
Government-Related	—		1,385,122,663	—
Mortgage-Related	—		9,500,033,230	—
Asset-Backed	—		26,334,693	—
Corporate	—		10,537,672,697	—
Short-term Investments
Commercial Paper	—		174,977,333	—
Money Market Fund	68,555,977		—	—
Repurchase Agreement	—		99,805,000	—

Total	$945,308,338		$21,723,945,616	$—

Other Financial Instruments
Treasury Futures Contracts	$(4,368,885	)(a)	$—	$—

(a)	Represents unrealized depreciation on futures contracts.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At March 31, 2011, the cost of investments for federal income tax purposes was $21,415,415,701. Net unrealized appreciation aggregated $1,253,838,253, of which $1,265,552,440 represented appreciated securities and $11,714,187 represented depreciated securities.

Other. For more information please see the Fund’s most recent Prospectus and Annual Report on the Fund’s website www.dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Dodge & Cox Funds. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Dodge & Cox Funds at 800-621-3979 or visit the Dodge & Cox Funds website at www.dodgeandcox.com.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision of and with the participation of the registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures were effective.

(b) The registrant‘s principal executive officer and principal financial officer are aware of no changes in the registrant‘s internal control over financial reporting that occurred during the registrant‘s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached. (EX-99.CERTS)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DODGE & COX FUNDS

By	/S/ KENNETH E. OLIVIER
Kenneth E. Olivier
Chairman—Principal Executive Officer

Date: May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

DODGE & COX FUNDS

By	/S/ KENNETH E. OLIVIER
Kenneth E. Olivier
Chairman—Principal Executive Officer

By	/s/ DAVID H. LONGHURST
David H. Longhurst
Treasurer—Principal Financial Officer

Date: May 25, 2011